Thornburg
                                  Limited Term
                                Municipal Fund--
                               National Portfolio

                                  Annual Report
                                  June 30, 1997

                               INVESTMENT MANAGER
                       Thornburg Management Company, Inc.
                              119 East Marcy Street
                               Santa Fe, NM 87501
                                 (800) 847-0200



                              PRINCIPAL UNDERWRITER
                        Thornburg Securities Corporation
                              119 East Marcy Street
                               Santa Fe, NM 87501
                                 (800) 847-0200

This report is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which includes information regarding the Fund's objectives and policies, experience of its management, marketability of shares, and other information. Performance data quoted represent past performance and are not indicative of future results.

l e t t e r  t o  s h a r e h o l d e r s
Dear Shareholder:

I am pleased to present the Annual Report for the National Portfolio of Thornburg Limited Term Municipal Fund for the fiscal year ending June 30, 1997. The net asset value of the A shares increased 9 cents per share to $13.44 during the year. If you were with us for the entire period, you received dividends of
62.4 cents per share. If you reinvested your dividends, you received 63.7 cents per share. Investors who owned C Shares received dividends of 56.9 and 58 cents per share, respectively.

American investors continue to be net sellers of individual municipal and U.S. government bonds, while simultaneously pouring money into stocks and money market investments. For example, investments in municipal bonds and bond funds by individual investors have declined by $30 billion in the last 18 months. The rewards to many equity investors, including those in our own Thornburg Value Fund, have been impressive. Most investors who migrated from bonds to money market investments in recent years have received lower returns thus far, yet money market fund investments have increased approximately $300 billion in the last two years. Assets of these money market funds now total over $1 trillion!



Table here:















Please see the exhibit at the back of this report for a simple comparison of your fund to one money market return benchmark. While past performance cannot guarantee future results, judge for yourself whether the historic return and your expected future return from Limited Term Municipal Fund represents a favorable tradeoff vis-a-vis the variability of your fund's share price.

Your Limited Term Municipal Fund portfolio currently holds approximately 480 municipal obligations from 47 states and 2 U.S. Territories. Approximately 86% of the bonds are rated A or better by one of the major rating agencies. As you know, we "ladder" the maturities of the bonds in your portfolio so that some bonds are scheduled to mature at par during each of the next 10 years. Today, your fund's weighted average maturity is approximately 3.6 years, and we always keep it below 5 years. Percentages of the portfolio maturing within each of the next 10 years are summarized on the following page: .
   % of portfolio maturing within        Cumulative % maturing by end of
                 1 year = 11%                     year 1 = 11%
           1 to 2 years = 14%                     year 2 = 25%
           2 to 3 years = 16%                     year 3 = 41%
           3 to 4 years = 18%                     year 4 = 59%
           4 to 5 years = 17%                     year 5 = 76%
           5 to 6 years = 11%                     year 6 = 87%
            6 to 7 years = 5%                     year 7 = 92%
            7 to 8 years = 4%                     year 8 = 96%
            8 to 9 years = 3%                     year 9 = 99%
           9 to 10 years = 1%                   year 10 = 100%

Over the years, our practice of laddering a diversified portfolio of short and intermediate maturity bonds has allowed your fund to consistently perform well in varying interest rate environments. For instance, the A shares of Limited Term Municipal Fund received "A" letter grades for one, three, and five year performance relative to other short term municipal bond funds through June 30, 1997.* These rankings, which were published in The Wall Street Journal, reflect total returns in the top 20% of all short term municipal bond funds for those periods. For the 10-year period ending June 30, 1997, the A Shares of Thornburg Limited Term Municipal Fund had the highest total return out of ten short municipal funds, according to Lipper Analytical Services.

The strong economy has been good for municipal America. In its recent annual survey of city fiscal conditions, the National League of Cities reported that two-thirds of U.S. cities say they are better able to meet their financial needs this year than last. Also, cities continued to increase their financial reserves for the fifth consecutive year. Most states report similar favorable news, and both operating and capital budget spending levels are increasing. There is one possible cloud: as Washington hands increasing responsibility for implementing mandated programs to state and local governments, I expect a few entities to have significant problems managing through the transition.

Currently, your fund is the longest running mutual fund of any description to continuously receive a 5 star rating from Morningstar. Limited Term Municipal Fund has had the 5 star overall rating for 118 months. I would like to attribute this to capable execution of a thoroughly sensible investment strategy over time. Thank you for investing in Thornburg Limited Term Municipal Fund.


Sincerely,




Brian J. McMahon
Portfolio Manager



Morningstar propriety rating reflects historical risk adjusted performance as of 6/30/97. Ratings are subject to change every month. Funds with at least three years of performance history are assigned ratings from one star (lowest) to five star (highest). Morningstar ratings are calculated from the funds' three-, five-, and ten year average annual returns and a risk factor that reflects fund performance relative to three month Treasury bill returns. 10% of the funds in an investment category receive five stars, 22.5% receive four stars. Thornburg Limited Term Municipal Fund is ranked 4-stars for the 3 year period, 5-stars for the 5 year period, and 5-stars for the 10 year period ending 6/30/97. There were 1315 bond funds with 3-year ratings, 640 bond funds with 5-year ratings and 297 with 10-year ratings in Morningstar's Municipal National category. *Source: The Wall Street Journal, July 3, 1997. Performance data are supplied by Lipper Analytical Services, Inc., and reflect performance for the 1, 3, and 5 year periods ending June 30, 1997. An "A" ranking reflects total returns in the top 20% of all funds within the short term municipal objective, as defined by the Wall Street Journal. The average maturity and average quality of the funds within the short municipal objective may differ. At June 30, 1997, 41, 31, and 16 short municipal funds reported 1-year, 3-year, and 5-year total returns, respectively. Perofrmance calculations used to obtain these rankings assume deduction of all expenses and reinvestment of all distributions, but do not include the effect of any sales charge on total return.

s t a t e m e n t  o f  a s s e t s  a n d  l i a b i l i t i e s

Thornburg Limited Term Municipal Fund, Inc. - National Portfolio
June 30, 1997


ASSETS

Investments, at value (cost $880,219,166)               $ 906,189,300
Cash                                                          154,400
Receivable  for fund shares sold                            3,498,440
Interest receivable                                         4,794,378
Prepaid expenses and other assets                              62,465

TOTAL ASSETS                                              924,698,983

LIABILITIES

Payable for securities purchased                           25,808,676
Dividends payable                                           1,185,045
Payable for fund shares redeemed                            3,922,318
Accounts payable investment adviser (Note 3)                  424,809
Accounts payable and accrued expenses                         515,517

TOTAL LIABILITIES                                          31,856,365

NET ASSETS                                              $ 892,842,618

NET ASSET VALUE:

Class A Shares:
Net asset value and redemption price per share
($837,621,464 applicable to 62,327,347 shares of
beneficial interest outstanding - Note 4)                      $13.44

Maximum sales charge, 2.50% of offering
price (2.57% of net asset value per share)                        .34

Maximum Offering Price Per Share                               $13.78
Class C Shares:
Net asset value and offering price per share*
($19,475,167 applicable to 1,446,701 shares of
beneficial interest outstanding - Note 4)                      $13.46

Class I Shares:
Net asset value, offering and redemption price per share
($35,745,987 applicable to 2,659,456 shares of
beneficial interest outstanding - Note 4)                      $13.44

* Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge. See notes to financial statements.

s t a t e m e n t  o f  o p e r a t i o n s

Thornburg Limited Term Municipal Fund, Inc. - National Portfolio
Year Ended June 30, 1997


INVESTMENT INCOME
Interest income (net of premium amortized                 $51,377,843
of $2,571,463)


EXPENSES
Investment advisory fees (Note 3)                           4,159,938
Administration Fees (Note 3)
Class A Shares                                              1,099,295
Class C Shares                                                 22,965
Class I Shares                                                  8,588
Distribution and service fees (Note 3):
Class A Shares                                              2,198,591
Class C Shares                                                183,828
Class I Shares                                                  2,481
Transfer agent fees                                           539,659
Custodian fees                                                335,763
Accounting fees                                                99,440
Professional fees                                              86,180
Registration and filing fees                                   94,982
Other expenses                                                125,079

TOTAL EXPENSES                                              8,956,789
Less:
Expenses reimbursed by investment adviser (Note 3)            (49,011)
Distribution and service fees waived (Note 3)                 (71,480)

NET EXPENSES                                                8,836,298

NET INVESTMENT INCOME                                      42,541,545


REALIZED AND UNREALIZED
GAIN ON INVESTMENTS - NOTE 5
Net realized gain on investments sold                         539,071
Increase in unrealized appreciation of investments          5,502,227
NET REALIZED AND UNREALIZED
GAIN ON INVESTMENTS                                         6,041,298

NET INCREASE IN NET ASSETS RESULTING
FROM OPERATIONS                                           $48,582,843

See notes to financial statements.

s t a t e m e n t s  o f  c h a n g e s  i n  n e t  a s s e t s

Thornburg Limited Term Municipal Fund, Inc. - National Portfolio


                                             Year Ended           Year Ended
                                            June 30, 1997       June 30, 1996
                               ---------------
INCREASE (DECREASE) IN
NET ASSETS FROM:

OPERATIONS:
Net investment income                       $42,541,545         $43,559,816
Net realized gain(loss) on investments sold     539,071             (69,749)
Increase(Decrease) in unrealized
appreciation of investments                   5,502,227          (1,545,063)

NET INCREASE IN NET ASSETS
RESULTING FROM OPERATIONS                    48,582,843          41,945,004
DIVIDENDS TO SHAREHOLDERS:
From net investment income
Class A Shares                              (40,902,258)        (43,028,755)
Class B Shares                                     --               (32,246)
Class C Shares                                 (778,574)           (498,815)
Class I Shares                                 (860,713)               --

FUND SHARE TRANSACTIONS-- (Note 4)
Class A Shares                              (86,054,790)        (12,641,152)
Class B Shares                                     --            (2,834,331)
Class C Shares                                3,430,304           9,590,852
Class I Shares                               35,647,049                --

NET DECREASE IN NET ASSETS                  (40,936,139)         (7,499,443)
NET ASSETS:
Beginning of year                           933,778,757         941,278,200
End of year                             $   892,842,618     $   933,778,757

See notes to financial statements.

n o t e s  t o  f i n a n c i a l  s t a t e m e n t s

Thornburg Limited Term Municipal Fund, Inc. - National Portfolio

Note 1 - ORGANIZATION

Thornburg Limited Term Municipal Fund, Inc. (the "Fund") was incorporated in Maryland on February 14, 1984. The Fund was reorganized in 1986 as a series investment company with separate investment portfolios. The current portfolios are as follows: National Portfolio (the "Portfolio") and California Portfolio. The Fund is an open-end diversified management investment company, registered under the Investment Company Act of 1940, as amended. The primary investment objective of the Fund is to obtain as high a level of current income exempt from federal income tax as is consistent with preservation of capital.

The Fund currently offers three classes of shares of beneficial interest in the portfolio, Class A, Class C and Institutional Class (Class I) shares. Each class of shares of the Portfolio represents an interest in the same portfolio of investments of the Fund, except that (i) Class A shares are sold subject to a front-end sales charge collected at the time the shares are purchased and bear a service fee, (ii) Class C shares are sold at net asset value without a sales charge at the time of purchase, but are subject to a contingent deferred sales charge upon redemption within one year, and bear both a service fee and a distribution fee, (iii) Class I shares are sold at net asset value without a sales charge at the time of purchase, and (iv) the respective classes have different reinvestment privileges. Additionally, the Portfolio may allocate among its classes certain expenses, to the extent allowable to specific classes, including transfer agent fees, government registration fees, certain printing and postage costs, and administrative and legal expenses. Currently, class specific expenses of the Portfolio are limited to distribution fees, administrative fees, registration fees and transfer agent expenses.


Note 2 - SIGNIFICANT ACCOUNTING POLICIES Significant accounting policies of the Fund are as follows:

Valuation of Investments: In determining the net asset value of the Portfolio, the Fund utilizes an independent pricing service approved by the Board of Directors. Debt investment securities have a primary market over the counter and are valued on the basis of valuations furnished by the pricing service. The pricing service values portfolio securities at quoted bid prices or the yield equivalents when quotations are not readily available. Securities for which quotations are not readily available are valued at fair value as determined by the pricing service using methods which include consideration of yields or prices of municipal obligations of comparable quality, type of issue, coupon, maturity and rating; indications as to value from dealers and general market conditions. The valuation procedures used by the pricing service and the portfolio valuations received by the Portfolio are reviewed by the officers of the Fund under the general supervision of the Board of Directors. Short-term obligations having remaining maturities of 60 days or less are valued at amortized cost, which approximates market value.

Federal Income Taxes: It is the policy of the Fund to comply with the provisions of the Internal Revenue Code applicable to "regulated investment companies" and to distribute all of its taxable (if any) and tax exempt income to its shareholders. Therefore, no provision for Federal income tax is required. Dividends paid by the Portfolio for the year ended June 30, 1997 represent exempt interest dividends which are excludable by shareholders from gross income for Federal income tax purposes.

When-Issued and Delayed Delivery Transactions: The Fund may engage in when-issued or delayed delivery transactions. To the extent the Portfolio engages in such transactions, it will do so for the purpose of acquiring portfolio securities consistent with its investment objectives and not for the purpose of investment leverage or to speculate on interest rate changes. At the time the Fund makes a commitment to purchase a security for the portfolio on a when-issued basis, it will record the transaction and reflect the value in determining its net asset value. When effecting such transactions, assets of the Portfolio of an amount sufficient to make payment for the portfolio securities to be purchased will be segregated on the Portfolio's records on the trade date. Securities purchased on a when-issued or delayed delivery basis do not earn interest until the settlement date.

Dividends: Net investment income of the Portfolio is declared daily as a dividend on shares for which the Fund has received payment. Dividends are paid monthly and are reinvested in additional shares of the Portfolio at net asset value per share at the close of business on the dividend payment date, or at the shareholder's option, paid in cash. Net capital gains, to the extent available, will be distributed annually.

General: Securities transactions are accounted for on a trade date basis. Interest income is accrued as earned. Premiums and original issue discounts on securities purchased are amortized to call dates or maturity dates of the respective securities. Realized gains and losses from the sale of securities are recorded on an identified cost basis.

Use of Estimates: The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.


Note 3 - INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an investment advisory agreement, Thornburg Management Company, Inc. (the "Adviser") serves as the investment adviser and performs services for which the fees are payable at the end of each month. For the year ending June 30, 1997, these fees were payable at annual rates ranging from 1/2 of 1% to 9/40 of 1% of the average daily net assets of the Portfolio. Also, the Portfolio entered into an administrative service Agreement with the Adviser, whereby the Adviser will perform certain administrative services for the shareholders of each class of the Portfolio's shares, and for which fees will be payable at an annual rate of up to 1/8 of 1% of the average daily net assets attributable to each class of shares.

In the event normal operating expenses of the Portfolio, exclusive of brokerage commissions, taxes, interest, and extraordinary expenses, exceed the limits prescribed by any state in which the Portfolio's shares are qualified for sale, the Adviser will reimburse the Portfolio for such excess. No such reimbursement was required as a result of this limitation. For the year ended June 30, 1997, the Adviser voluntarily reimbursed certain operating expenses amounting to $49,011.

The Fund has an underwriting agreement with Thornburg Securities Corporation (the "Distributor"), which acts as the Distributor of Portfolio shares. For the year ended June 30, 1997, the Distributor earned commissions aggregating $110,311 from the sale of Class A shares, and collected contingent deferred sales charges aggregating $12,064 from redemptions of Class C shares of the Portfolio.

Pursuant to a Service Plan under Rule 12b-1 of the Investment Company Act of 1940, the Fund may reimburse to the Adviser amounts not to exceed .25 of 1% per annum of the average net assets attributable to each class of shares of the Portfolio for payments made by the Adviser to securities dealers and other financial institutions to obtain various shareholder related services. The Adviser may pay out of its own funds additional expenses for distribution of the Portfolio's shares.

The Fund has also adopted a Distribution Plan pursuant to Rule 12b-1, applicable only to the Portfolio's Class C shares under which the Fund compensates the Distributor for services in promoting the sale of Class C shares of the Portfolio at an annual rate of up to .75% of the average daily net assets attributable to Class C shares. Total fees incurred by each class of shares of the Portfolio under their respective service and distribution plans and fees waived by the Distributor for the year ended June 30, 1997, are set forth in the statement of operations.

Certain officers and directors of the Fund are also officers and/or directors of the Adviser and Distributor. The compensation of unaffiliated directors of the Fund is borne by the Fund.

Note 4 - SHARES OF BENEFICIAL INTEREST

At June 30, 1997 there were 1,000,000,000 shares of the Fund (including 700,000,000 for the Portfolio) of $.001 par value common stock authorized, and capital paid in for the Portfolio aggregated $871,635,776. Transactions in shares of beneficial interest were as follows:

                                     Year Ended             Year Ended
                                   June 30, 1997           June 30, 1996
                                   ------------             ------------

Class A Shares                  Shares       Amount       Shares       Amount
Shares sold                  8,168,627 $109,492,186   10,705,592 $144,174,891
Shares issued to shareholders
in reinvestment of
distributions                2,018,378   27,066,503    2,128,377   28,634,345
Shares repurchased         (16,605,536)(222,613,479) (13,781,715)(185,450,388)

Net Decrease                (6,418,531)($86,054,790)    (947,746)($12,641,152)

Class B Shares
Shares sold                       --           --         46,556 $    623,905
Shares issued to shareholders
in reinvestment of
distributions                     --           --          1,871       25,134
Shares repurchased                --           --       (259,380)  (3,483,370)

Net Decrease                      --           --       (210,953)($ 2,834,331)

Class C Shares
Shares sold                    783,570 $ 10,526,674    1,097,905 $ 14,807,056
Shares issued to shareholders
in reinvestment of
distributions                   48,023      645,052       31,748      427,775
Shares repurchased            (577,361)  (7,741,422)    (420,008)  (5,643,979)

Net Increase                   254,232 $  3,430,304      709,645 $  9,590,852

Class I Shares
Shares sold                  2,915,809 $ 39,082,796         --           --
Shares issued to shareholders
in reinvestment of
distributions                   38,699      518,582         --           --
Shares repurchased            (295,052)  (3,954,329)        --           --

Net Increase                 2,659,456 $ 35,647,049         --           --



Note 5 - INVESTMENT SECURITY TRANSACTIONS

Purchases and proceeds from maturities or sales of investment securities of the Portfolio other than short-term securities aggregated $213,288,552 and $240,878,603, respectively. The cost of investments for Federal income tax purposes is $880,810,205. At June 30, 1997, the aggregate gross unrealized appreciation and depreciation, based on cost for Federal income tax purposes were $26,355,298 and $976,203 respectively.

Accumulated net realized losses from security transactions included in net assets at June 30, 1997 aggregated $4,763,292.

For Federal income tax purposes, the Portfolio has realized capital loss carryforwards of $4,172,253 from prior fiscal years available to offset future realized capital gains. To the extent that such carryforwards are used, no capital gains distributions will be made. The carryforwards expire as follows:
June 30, 1999 - $97,131 June 30, 2002 - $807,085,  June 30, 2003 - $602,103, and
June 30, 2004 - $2,665,934.


f i n a n c i a l   h i g h l i g h t s


Thornburg Limited Term Municipal Fund, Inc. -  National Portfolio

Per share operating performance
(for a share outstanding
throughout the year)

                                                                 Year Ended June 30,
                                                      1997        1996         1995        1994       1993

Class of Shares:                                        A          A            A           A           A

Net asset value, beginning of year                   $13.35      $13.37       $13.27      $13.59     $13.09
Income from investment operations:
Net investment income                                   .62         .63          .64         .63        .68
Net realized and unrealized
    gain (loss) on investments                          .09        (.02)         .10        (.32)       .50
Total from investment operations                        .71         .61          .74         .31       1.18
Less dividends from:
    Net investment income                              (.62)       (.63)        (.64)       (.63)      (.68)
Change in net asset value                               .09        (.02)         .10        (.32)       .50
Net asset value, end of year                         $13.44      $13.35       $13.37      $13.27     $13.59
Total return (a)                                      5.46%       4.60%        5.76%       2.25%      9.24%
Ratios/Supplemental Data Ratios to average net assets:
   Net investment income                              4.65%       4.66%        4.86%       4.60%      5.03%
   Expenses                                            .96%        .97%         .97%        .95%      1.01%
Portfolio turnover rate                              23.39%      20.60%       23.02%      15.63%     19.30%
Net assets
    at end of year (000)                            $837,621    $917,831     $931,987   $1,030,293  $895,500

(a) Sales loads are not reflected in computing total return, which is not annualized for periods less than one year.


Thornburg Limited Term Municipal Fund, Inc. -  National Portfolio

Per share operating performance
(for a share outstanding
throughout the period)                                                                      Period from
                                                 Period Ended         Period Ended        Sept. 1, 1994 (a)
                                                    June 30,            June 30,            to June 30,
                                                     1997                 1996                  1995

Class of Shares:                                   C       I**         B*        C            B        C

Net asset value, beginning of period            $13.37   $13.27       $13.38   $13.40       $13.29   $13.29
Income from investment operations:
Net investment income                              .57      .66          .13      .57          .46      .46
Net realized and unrealized
    gain (loss) on investments                     .09      .17          .05     (.03)         .09      .11
Total from investment operations                   .66      .83          .18      .54          .55      .57
Less dividends from:
    Net investment income                         (.57)    (.66)        (.13)    (.57)        (.46)    (.46)
 Change in net asset value                         .09      .17          .05     (.03)         .09      .11
Net asset value, end of period                  $13.46   $13.44       $13.43   $13.37       $13.38   $13.40
Total return (b)                                 5.02%    6.42%       1.56%     4.05%       4.14%     4.25%

Ratios/Supplemental Data Ratios to average net assets:
    Net investment income                        4.24%    5.01%(c)    4.17%(c)  4.22%       4.24%(c)  4.21%(c)
    Expenses, after expense reductions           1.38%     .60%(c)    1.59%(c)  1.41%       1.57%(c)  1.60%(c)
    Expenses, before expense reductions          1.86%     .79%(c)    2.01%(c)  1.63%       2.30%(c)  1.84%(c)

Portfolio turnover rate                         23.39%   23.39%      20.60%    20.60%      23.02%    23.02%
Net assets
    at end of period (000)                     $19,475  $35,746        $0     $15,948     $2,823     $6,469

(a) Commencement of sales of Class B and Class C shares.
(b) Sales loads are not reflected in computing total return, which is not annualized for periods less than one year. The total return for Class B Shares reflects a period of 90 days for 1996.
(c) Annualized.
 * Period from July 1, 1995 to September 28, 1995, on which date all Class B shares were converted into Class A shares. ** Sales of Class I shares commenced on July 5, 1996.

s c h e d u l e  o f   i n v e s t m e n t s

Thornburg Limited Term Municipal Fund, Inc. - National Portfolio
June 30, 1997 CUSIPS:  Class A - 532-723-103,  Class C - 532-723-509,  Class I -
532-723-806 NASDAQ Symbols: Class A - LTMFX, Class C -LTMCX (Proposed),  Class I
- LTMIX

Principal                                                                        Credit Rating+
Amount                           Issuer-Description                                 Moody's/S&P  Value


Alabama       (1.49%)
 1,675,000    Alabama A&M University Housing & General Fee Revenue Series 1992, 5.90%
              due 11/1/02 (Living & Learning Center Project; Insured: MBIA)               Aaa/AAA   $1,783,389
   540,000    Alabama Higher Education Loan Corporation Student Loan Revenue
              Refunding Series 1994-A, 4.70% due 9/1/97 (Insured: FSA)                    Aaa/AAA      540,626
 1,000,000    Alabama Water Pollution Control Authority Series 1991, 6.45% due 8/15/02
              (Insured: AMBAC)                                                            Aaa/AAA    1,071,830
 2,500,000    Birmingham Special Care Facility Finance Authority Revenue Series 1990,
              7.625% due 12/1/10, put 12/1/00 (Methodist Homes for the Aging Project;
              LOC: South Trust Bank)                                                        A1/NR    2,686,725
 1,550,000    Birmingham Jefferson Civic Center Authority Special Tax Series 1989,
              7.20% due 1/1/01                                                               A/A+    1,641,946
 1,320,000    Birmingham Jefferson Civic Center Authority Special Tax, 6.90% due 1/1/98      A/A+    1,339,061
 1,495,000    Houston County Hospital Board Revenue Refunding Series 1984, 7.625% due 4/1/07, pre-refunded
              2/15/02 @ 100 (South East Alabama Medical Center Project; Insured: MBIA)    Aaa/AAA    1,579,258
 1,695,000    Montgomery County Revenue Warrants Series 1992, 6.625% due 4/1/02              NR/A    1,852,177
   965,000    Morgan County-Decatur Healthcare Revenue, 5.40% due 3/1/00 (Decatur General Hospital
              Project; Insured: Connie Lee)                                                NR/AAA      988,507
Alaska        (0.95%)
 2,500,000    North Slope Borough G.O. Refunding Series 1992-A, 5.80% due 6/30/02
              (Insured: MBIA)                                                             Aaa/AAA    2,640,650
 7,000,000    North Slope Borough G.O. Capital Appreciation Series B, 0% due 1/1/01
              (Insured: MBIA)                                                             Aaa/AAA    5,936,560
Arizona       (3.46%)
 5,250,000    Arizona Educational Loan Marketing Corporation Revenue, Series 1992-A,
              6.40% due 3/1/98                                                               A/NR    5,333,475
 1,250,000    Arizona Educational Loan Marketing Corporation Revenue, Series 1992-A,
              6.70% due 3/1/00                                                               A/NR    1,301,738
 1,600,000    Arizona State Certificate of Participation Series 1994-A, 5.45% due 5/1/98
              (Insured: AMBAC)                                                            Aaa/AAA    1,619,776
 2,320,000    Arizona Municipal Finance Program Certificate of Participation Series 15, 8.65% due 8/1/04
              (Flagstaff Project; Insured: BIG)                                          Aaa/AAA     2,878,285
 1,000,000    Maricopa Cnty Certificate of Participation, 5.625% due 6/1/00             Baa1/BBB+    1,017,010
 1,255,000    Maricopa Hospital District General Obligation Series A,
              5.00% due 6/1/98 (Insured: FGIC)                                            Aaa/AAA    1,267,701
   200,000    Maricopa County Pollution Control Revenue Series A, 4.00% due 5/1/19, put 7/1/97
              (daily demand notes) (Palo Verde Project; Morgan Guaranty)                 P-1/A-1+      200,000
 1,550,000    Maricopa County School District # 8  Series 1992, 0% due 7/1/99
              (Osborn Elementary School District Project)                                    A1/A    1,421,722
 3,800,000    Maricopa School District # 41 - Gilbert General Obligation, 0%
              due 7/1/01 (Insured: FGIC)                                                  Aaa/AAA    3,161,372
 2,000,000    Maricopa County Unified School District # 41 Refunding, 0% due 7/1/97
              (Insured: FGIC)                                                             Aaa/AAA    1,999,780
 2,000,000    Maricopa County/Paradise Valley Unified School District General Obligation
              Refunding Series 1992, 0% due 7/1/01 (Insured: AMBAC)                       Aaa/AAA    1,663,880
 2,980,000    Maricopa County Unified School District # 97, 0% due 7/1/97 (Insured: FGIC) Aaa/AAA    2,979,672
 1,390,000    Maricopa County Unified School District # 97, 0% due 7/1/98 (Insured: FGIC) Aaa/AAA    1,335,748
   710,000    Mohave County Certificate of Participation, 4.90% due 7/1/98                 NR/BBB      710,895
   730,000    Mohave County Certificate of Participation, 5.10% due 7/1/99                 NR/BBB      726,306
 2,000,000    Pima County/Tucson Unified School District # 1 School Improvement Series 1992-D,
              5.50% due 7/1/02 (Insured: FGIC)                                            Aaa/AAA    2,095,080
    40,951    Scottsdale IDA Hospital Revenue Refunding Series A, Amortizing Coupon
              M-COATES, 7.50% final due 9/1/97 (Scottsdale Memorial Hospital Project)   Aaa*/AAA*       42,220
   175,000    South Tucson Municipal Property Corporation Series 1990, 8.20% due 6/1/99     NR/BB      179,905
   175,000    South Tucson Municipal Property Corporation Series 1990, 8.25% due 6/1/00     NR/BB      181,718
 1,200,000    Tucson Water System Revenue Refunding Series 1992, 5.80% due 7/1/99           A1/A+    1,237,212
Arkansas      (0.09%)
 1,000,000    Arkansas State General Obligation College Savings, 0% due 6/1/02              Aa/AA      791,120
California                                                                               (14.11%)
 1,000,000    California Health Facilities Financing Authority Series A, 7.40% due 7/1/01
              (Episcopal Homes Project; Insured: California Mortgage Insurance)             NR/A     1,049,470
 7,440,000    California Health Facilities Financing Authority Series 1991-D, 6.50%
              pre-refunded 7/1/16 @ 102 (Catholic Health Care Project; Insured: AMBAC)    Aaa/AAA    8,167,334
 1,125,000    California Public Capital Improvement Finance Authority Revenue Series
              1988-E, 8.25% due 3/1/98                                                     Baa/NR    1,151,426
 2,000,000    California State General Obligation, 6.50% due 10/1/99                         A1/A    2,104,340
 1,055,000    California Statewide Communities Development Authority Insured Health
              Facilities Revenue Certificate of Participation Series 1992, 6.40% due 5/1/02
              (Eskaton Properties Inc. Phase II Project)                                     NR/A    1,091,577
 1,100,000    California Statewide Communities Development Authority Certificate of
              Participation, 3.11% (inverse floater) due 1/1/02 (Motion Picture & Television
              Fund Project; Insured: AMBAC)                                               Aaa/AAA    1,005,466
 5,000,000    California Statewide Communities Development Tax and Revenue Anticipation Notes Series B,
              4.75% due 9/30/98 (Insured: FSA)                                            Aaa/AAA    5,041,050
 1,000,000    Escondido Multifamily Housing Revenue Refunding Bonds Series 1997-A, 5.40% due 1/1/27,
              put 7/1/07 (Terrace Gardens Project; Collateralized: FNMA)                   NR/AAA    1,011,560
   910,000    Fairfield-Suisun Sewer District Revenue Refunding Series A, 6.50% due 5/1/03
              (Insued: MBIA)                                                              Aaa/AAA      990,089
 7,730,000    Glendale Hospital Revenue Series 1994, 7.625% due 1/1/05
              (Verdugo Hills Project; Surety Bond: Industrial Indemnity)                    NR/A+    8,445,875
 1,000,000    Lancaster Redevelopment Agency Lease Revenue Notes Series 1995, 4.90% due 12/1/00
              (LOC: Sumitomo Bank / Dai Ichi Kangyo Bank)                                  NR/SP1      996,320
 5,710,000    Los Angeles Water and Power, 7.10% due 1/15/31,
              crossover refunded 1/15/01 @102                                              Aa/AA-    6,223,614
 1,500,000    Los Angeles Unified School District Certificate of Participation, 6.20% due 6/1/01
              (Dr. Francisco Bravo Medical Project)                                          A/A-    1,582,365
 1,400,000    Los Angeles Wastewater System Revenue, 6.80% pre-refunded 8/1/19 @102         AAA/A    1,471,512
 1,485,000    Los Angeles County Health Facilities Authority Rev., 7.20% due 3/1/01
              refunded 3/1/98 (Civic View Medical Center Project)                          AAA+/A    1,546,509
 1,050,000    Los Angeles County Certificate of Participation Series B, 5.50% due 7/1/98    A1/A+    1,066,160
 1,000,000    Los Angeles Transit Finance Corporation Certificate of Participation
              Series 1992-B, 5.70% due 7/1/99                                               A1/A+    1,025,240
 1,995,000    Los Angeles Transportation Commission Certificate of Participation,
              5.90% due 7/1/00                                                              A1/A+    2,074,102
 2,500,000    Los Angeles Transportation Commission Certificate of Participation,
              6.00% due 7/1/01                                                              A1/A+    2,625,700
 1,500,000    MSR Public Power Agency Series F, 5.45% due 7/1/01
              (San Juan Project; Insured: AMBAC)                                          Aaa/AAA    1,565,055
   265,000    New Haven Unified School District Certificate of Participation,
              7.00% due 12/1/99                                                             NR/A-      278,449
 2,500,000    Orange County Refunding Recovery, 5.10% due 6/1/02 (Insured: MBIA)          Aaa/AAA    2,571,000
 3,000,000    Orange County Refunding Recovery, 5.20% due 6/1/03 (Insured: MBIA)          Aaa/AAA    3,100,080
 7,600,000    Orange County Refunding Recovery, 6.50% due 6/1/04 (Insured: MBIA)          Aaa/AAA    8,423,384
 5,200,000    Orange County Refunding Recovery, 6.50% due 6/1/05 (Insured: MBIA)          Aaa/AAA    5,805,488
 1,000,000    Orange County Local Transportation Measure M Sales Tax Revenue,
              5.50% due 2/15/01                                                             Aa/AA    1,038,130
 8,300,000    Orange County Local Transportation Authority Sales Tax Revenue, 2.60%
              (inverse floater) due 2/15/99 (Insured: FGIC)                               Aaa/AAA    8,086,524
13,000,000    Orange County Recovery Certificate of Participation Series A,
              5.50% due 7/1/02 (Insured: MBIA)                                            Aaa/AAA   13,600,210
 2,000,000    Orange County Special Financing Authority Teeter Plan Revenue Series E, 6.15%
              due 11/1/14, put 11/1/99 (LOC: Industrial Bank of Japan)                      A1/A+    2,066,440
5,000,000     Orange County Special Financing Authority Teeter Plan Revenue Series E, 6.35%
              due 11/1/14, put 11/1/01 (LOC: Industrial Bank of Japan)                      A1/A+    5,293,750
 2,475,000    Oxnard Harbor District Revenue Refunding, 6.60% due 8/1/00
              (Insured: Capital Guaranty)                                                 Aaa/AAA    2,592,637
 2,830,000    Redwood City Multifamily Housing Revenue Series 1985-B, 5.20% due 10/1/08,
              put 10/1/00 (Redwood Shores Apartment Project; LOC: Continental Casualty)     NR/A+    2,848,876
 1,725,000    San Francisco Airport Improvement Corporation Lease Revenue Bond, 7.875% due 7/1/99
              (United Airlines Project) Escrowed to Maturity                              Aaa/AAA    1,748,236
 2,100,000    San Joaquin County Certificate of Participation, 5.50% due 9/1/99
              (General Hospital Project)                                                     A/A-    2,131,080
 2,000,000    San Marcos PFA Tax Allocation Series 1992-A, 5.60% due 1/1/01
              (Insured: Capital Guaranty) Escrowed to Maturity                            Aaa/AAA    2,089,800
 4,180,000    Santa Margarita / Dana Point Authority Revenue Improvement District Series A,
              9.50% due 8/1/03 (Insured: MBIA)                                            Aaa/AAA    5,244,897
 6,035,000    Simi Valley Community Development Agency Certificate of Participation,
              6.05% due 10/1/18, mandatory put 10/1/99 (Simi Valley Business Center
              Project; Insured: New England Mutual Life)                                   NR/AA-    6,171,753
 1,000,000    Sonoma County Certificate of Participation Public Works Improvement Program,
              5.875% due 8/1/04 (Integrated Waste Project)                                  NR/A+    1,038,110
 2,000,000    Southgate Recreation & Park District Certificate of Participation, 5.15% due 10/1/21, put
              10/1/01 (Wildhawk Golf Club Project; LOC: U.S. Bank of California)            NR/A+    2,061,380
   510,000    University of California Revenue Series A, 11.00% due 9/1/99                  NR/A-      577,611
   780,000    University of California Revenue Series A, 6.30% due 9/1/00                   NR/A-      820,513
Colorado      (5.24%)
   500,000    Arvada Limited Sales & Use Tax Series 1991, 6.50% due 6/1/01,
              Escrowed to Maturity                                                        Aaa*/NR      535,730
 2,355,000    Boulder Urban Renewal Authority Tax Increment Refunding Series 1992, 5.90%
              due 3/1/01 (Insured: MBIA)                                                  Aaa/AAA    2,466,274
 1,465,000    Boulder Urban Renewal Authority Tax Increment Refunding Series 1992, 6.00%
              due 3/1/02 (Insured: MBIA)                                                  Aaa/AAA    1,534,104
    10,000    Boulder County Single Family Revenue Series 1982-A, 10.00% due 5/1/98        NR/CCC        9,686
   385,000    Boulder County Single Family Revenue Series 1982-A, 10.00% due 11/1/98       NR/CCC      369,138
   390,000    Boulder County Single Family Revenue Series 1982-A, 10.00% due 11/1/99       NR/CCC      365,976
   490,000    Castle Pines Metropolitan District General Obligation Refunding & Improvement,
              7.50% due 12/1/99 (Insured: FSA)                                            Aaa/AAA      526,049
 2,000,000    Colorado Housing Finance Authority Capital Appreciation Series A,
              0% due 11/1/01                                                               Aa/AA+    1,571,080
   785,000    Colorado Student Loan Authority Revenue, 6.625% due 6/1/99                     A/NR      813,558
 1,240,000    Colorado Student Loan Revenue Series 1992-B, 6.20% due 9/1/98                  A/NR    1,267,429
   855,000    Colorado Student Loan Revenue Series 1992-B, 6.40% due 9/1/99                  A/NR      885,472
 3,405,000    Colorado Student Loan Revenue Series 1992-B, 6.55% due 12/1/02                 A/NR    3,589,926
 2,490,000    Colorado Student Obligation Bond Authority Revenue Series 1992-F,
              5.90% due 9/1/02                                                               A/NR    2,557,703
 3,230,000    Colorado Student Obligation Bond Authority Revenue Series 1994-L,
              5.90% due 9/1/00                                                               A/NR    3,331,810
   890,000    Denver Housing Corporation Revenue, 7.20% due 10/1/04 (HUD Section 8)          A/NR      903,386
 1,080,000    Denver City & County Industrial Development Revenue, 7.40% due 3/1/03       NR/BBB+    1,167,178
              (University of Denver Project)
 1,155,000    Denver City & County Industrial Development Revenue, 7.50% due 3/1/04
              (University of Denver Project)                                              NR/BBB+    1,247,816
 1,185,000    Denver City & County Industrial Development Revenue, 7.60% due 3/1/05
              (University of Denver Project)                                              NR/BBB+    1,288,024
 3,500,000    Denver City & County Industrial Development Revenue, 5.375% due 7/1/11, put 7/1/00
              (Translogic Corporation Project; LOC: Commerzbank)                           NR/AA-    3,550,785
   380,000    Denver City & County Industrial Development Revenue Series 1985, 6.40% due 12/1/10,
              put 6/1/99 (4999 Ltd. Project; LOC: Central Bank National Association)        NR/A+      396,887
 2,335,000    Denver School District #1 Certificate of Participation Series 1996, 5.25% due 12/15/01
              (Insured: AMBAC)                                                            Aaa/AAA    2,409,743
 2,460,000    Denver School District #1 Certificate of Participation Series 1996, 5.50% due 12/15/02
              (Insured: AMBAC)                                                            Aaa/AAA    2,571,782
 2,175,000    Highlands Ranch Metro District #2 General Obligation, 6.00% due 6/15/04
              (Insured: FSA)                                                              Aaa/AAA    2,345,129
   830,000    Highlands Ranch Metro District #1 Refunding, 5.00% due 9/01/02
              (Insured: AMBAC)                                                            Aaa/AAA      849,281
   560,000    Highlands Ranch Metro District #1 Refunding, 5.25% due 9/01/03
              (Insured: AMBAC)                                                            Aaa/AAA      579,320
 2,000,000    Summit County Recreational Facilities Revenue, 5.80% due 4/1/17, put 10/1/98
              (Copper Mountain Project; LOC: Daiwa Bank)                                   NR/BBB    2,007,100
 1,000,000    University  of  Colorado  Certificate  of  Participation,  7.10% due
              12/1/99,  pre-refunded  12/1/98                                             A2/AAA*    1,060,490
 1,750,000    Westminster MFHR, 7.75% due 12/1/07, put 12/1/98 (Green Lawn Apartments
              Project; Insured: FGIC)                                                     Aaa/AAA    1,777,930
 2,725,000    Westminster Multifamily Housing Revenue series 1995, 5.95% due 9/1/15,
              put 9/1/06 (Semper Village Apartments; Insured A.X.A. Re/U.K.)                NR/AA    2,822,719
 1,245,000    Westminster Sales & Use Tax Revenue Refunding Series 1996, 5.50% due 12/1/00  NR/AA    1,287,990
 1,350,000    Westminster Sales & Use Tax Revenue Refunding Series 1996, 5.50% due 12/1/01  NR/AA    1,404,054
Connecticut                                                                               (2.41%)
 1,685,000    Bridgeport General Obligation, 6.00% due 3/1/05 (Insured: AMBAC)            Aaa/AAA    1,812,217
 1,325,000    Bridgeport General Obligation, 6.00% due 3/1/06 (Insured: AMBAC)            Aaa/AAA    1,430,722
 1,710,000    Bristol Resource Recovery Facility Solid Waste
              Revenue Refunding Series 1995, 5.20% due 7/1/97
              (Ogden Martin of Bristol Project)                                              A/NR    1,710,034
 2,290,000    Bristol Resource Recovery Facility Solid Waste
              Revenue  Refunding  Series 1995, 5.40% due 7/1/98 (Ogden Martin of
              Bristol  Project)                                                              A/NR    2,306,030
 1,045,000    Capital Region Education  Council, 6.375% due 10/15/05                       NR/BBB    1,068,136
 1,000,000    Connecticut  Housing Finance
              Authority Series 1988-B, 6.90% due 11/15/98                                   Aa/AA    1,020,280
   390,000    Connecticut Housing Finance Authority Series B-1, 7.55% due 11/15/08
              (LOC: FHA/VA)                                                                 Aa/AA      393,588
   700,000    Connecticut Resource Recovery Authority, 7.125% due 11/15/08 (Wallingford Project;
              LOC: National Westminister)                                                  Aa2/AA      716,688
 5,000,000    Connecticut Unemployment Compensation Advance Fund Refunding Revenue Series 1996-A,
              5.50% due 5/15/01 (Insured: AMBAC)                                          Aaa/AAA    5,199,150
 1,000,000    Connecticut Special Tax Obligation Revenue Series C, 7.40%
              due 10/1/04, pre-refunded 10/1/98                                           NR/AAA     1,061,230
 5,540,000    Connecticut State Special Tax Obligation Series 1989-B, 0% due 7/1/99
              (Transportation Infrastructure Project; Insured: AMBAC)                    Aaa/AAA     5,085,498
Delaware      (0.18%)
 1,500,000    Delaware Solid Waste System Revenue, 6.00% due 7/1/03 (Insured: MBIA)       Aaa/AAA    1,607,445
District of Columbia (1.67%)
 1,000,000    District of Columbia General Obligation 1988 Series A, 7.65%
              due 12/1/03 (Insured: MBIA)                                                 Aaa/AAA    1,067,770
 1,505,000    District of Columbia General Obligation Capital Appreciation Refunding,
              0% due 6/1/02 (Insured: MBIA)                                               Aaa/AAA    1,188,348
 1,255,000    District of Columbia General Obligation 1994 Series A-3, 4.90% due 6/1/00      Ba/B    1,249,265
 1,000,000    District of Coumbia Series B, 7.10% due 6/1/00 (Insured: FSA)               Aaa/AAA    1,069,660
 1,500,000    District of Columbia General Obligation Refunding Series A, 5.30% due 6/1/00   Ba/B    1,509,225
 2,000,000    District of Columbia General Obligation Refunding Series A, 5.50% due 6/1/01
              (Insured: FSA)                                                              Aaa/AAA    2,062,360
 4,000,000    District of Columbia Certificate of Participation Series 1993, 6.875%
              due 1/1/03                                                                    NR/B-    4,181,000
 1,000,000    District of Columbia Revenue, 6.00% due 7/15/03
              (Children's Hospital Project; Insured: FGIC)                                Aaa/AAA    1,057,430
 1,330,000    District of Columbia Revenue, 6.00% due 8/15/05
              (Medlantic Healthcare Project; Insured: MBIA)                               Aaa/AAA    1,426,079
   275,000    District of Columbia Association of American Medical College, 7.20%
              due 2/15/01                                                                  NR/AA-      298,565
    25,000    District of Columbia Health Revenue Assoc. of American Medical Colleges,
              0% due 2/15/02                                                               NR/AA-       18,706
Florida       (2.78%)
   490,000    Brevard County Tourist Development Tax Revenue, 6.325% due 3/1/03 (Florida Marlins'
              Training Facilities)                                                          NR/NR      505,881
   620,000    Cape Coral Special Assessment, 6.50% due 7/1/98 (Insured: MBIA)             Aaa/AAA      635,023
 3,000,000    Collier County School Board Certificates of Participation, 5.50%
              due 2/15/03 (Insured: FSA)                                                  Aaa/AAA    3,111,150
 2,000,000    Dade County School Board Certificates of Participation, 5.75% due 8/1/02
              (Insured: AMBAC)                                                            Aaa/AAA    2,112,440
 5,000,000    Dade County Solid Waste System Special Obligation Revenue, 5.25% due 10/1/03
              (Insured: AMBAC)                                                            Aaa/AAA    5,147,100
 1,525,000    Escambia County Health Facilities Series A, 8.70% due 10/01/14, partially
              pre-refunded 10/01/98 (Baptist Hospital Project)                            NR/BBB+    1,627,587
 3,000,000    Florida Housing Finance Authority Multifamily Housing Revenue, 5.10% due 4/1/13, put
              4/1/02 (Park Colony Project; LOC: Mellon Bank)                                NR/A+    3,047,490
 1,940,000    Florida Housing Finance Authority Series 1987, 4.85% due 2/1/08, put 2/1/01
              (Insured: Connecticut General)                                                NR/AA    1,944,598
 1,070,000    Florida Housing Finance Authority Series 1983-I, 4.85% due 12/1/05, put 12/1/99
              (Wood Forest Project; LOC: Connecticut General)                               NR/AA    1,075,789
   330,000    Florida Housing Finance Authority Capital Appreciation Residential
              Mortgage Revenue, 0% due 7/15/01 (LOC: Citibank)                              NR/AA      216,299
 1,500,000    Florida Housing Finance Agency Revenue, 6.25% due 12/1/06
              (Hammocks Place Project)                                                     NR/AAA    1,564,875
 1,000,000    Lee County School Board Certificate of Participation, 6.20% due 8/1/00
              (Insured: FSA)                                                              Aaa/AAA    1,045,290
 1,195,000    Lee County School Board Certificate of Participation, 6.30% due 8/1/01
              (Insured: FSA)                                                              Aaa/AAA    1,278,554
   415,000    Martin County Combined Special Assessment Series 1990-A, 8.125% due 3/1/01    NR/NR      451,134
   445,000    North Broward Hospital Revenue, 5.80% due 1/1/00 (Insured: MBIA)            Aaa/AAA      460,571
   940,000    Palm Beach County Industrial Development Revenue Series 1996, 6.00% due 12/1/06
              (Lourdes-Noreen McKeen Residence for Geriatric Care Project;
              LOC: Allied Irish Bank)                                                       NR/A+      981,868
Georgia       (0.28%)
 1,590,000    Burke County Development Authority Pollution Control Revenue, 6.25% due 1/1/03
              (Insured: MBIA)                                                             Aaa/AAA    1,706,690
   800,000    Gwinnett County Dev Auth Rev, 6.95% due 6/1/01 (Mead Corp. Project)
              Escrowed to Maurity                                                         NR/AAA*      839,976
Hawaii        (1.16%)
 6,000,000    Hawaii State Refunding Series CB, 5.00% due 1/1/00                            Aa/AA    6,094,380
 2,000,000    Hawaii Airport System Revenue Refunding, 5.10% due 7/1/99 (Insured: MBIA)   Aaa/AAA    2,034,220
   840,000    Hawaii State Department Budget & Finance Special Purpose Mortgage
              Revenue, 7.125% due 7/1/98 (Wahiawa General Hospital Project)               NR/BBB-      855,548
 1,500,000    Hawaii State Department Budget & Finance Special Purpose Mortgage
              Revenue, 5.70% due 7/1/03 (Kapiolani Health Care System Project)                A/A    1,542,135
Idaho         (0.62%)
   510,714    Boise Industrial Development Corporation IDRB Series 1985, 10.816% due 8/29/00
              (Associated Dairies Project; Guaranteed: Chemical Bank)                      A2*/A*      510,878
 4,980,000    Idaho Falls Electric Revenue Refunding, 0% due 4/1/00 (Insured: FGIC)       Aaa/AAA    4,404,661
   715,000    Idaho Student Loan Marketing Association Refunding Revenue Series 1992,
              6.40% due 10/1/99                                                             NR/NR      726,719
Illinois      (1.77%)
 3,350,000    Cook County Community Unified School District #401 Series 1996, 0% due 12/1/03
              (Insured: FSA)                                                              Aaa/AAA    2,453,641
 2,000,000    Cook County Community College District 508, 8.40% due 1/1/01 (Insured: FGIC)Aaa/AAA    2,249,220
 1,800,000    Cook County Community College District 508 COP, 8.50% due 1/1/02
              (Insured: FGIC)Aaa/AAA2,079,828
 1,000,000    Hoffman Estates Tax Increment Revenue, 7.00% due 11/15/97 (Hoffman
              Estates Economic Development Project; LOC: Union Bank of Switzerland)       Aaa/AAA    1,010,800
   925,000    Illinois Health Facilities Authority Revenue, 5.25% due 5/1/99
              (Galesburg Cottage Hospital Project; LOC: Asset Guaranty)                   Baaz/AA      936,387
 2,000,000    Illinois Health Facilities Authority Revenue Series 1992, 7.00% due 7/1/02
              (Trinity Medical Center Project)                                            Baa1/NR    2,068,260
 1,000,000    Illinois Health Facilities Authority Revenue Series 1993-A, 7.875% due 8/15/05
              (Community Provider Pooled Loan Program Project)                             NR/NR     1,046,730
 2,445,000    Naperville City Du Page & Will Counties  Economic Development Revenue, 6.10% due 5/1/08
              (Hospital and Healthsystem Association Project; LOC: American National)      NR/AA-    2,606,052
 1,575,000    Winnebago & Boone Counties School District # 205 G.O., 7.00% due 2/1/98
              (Insured: FSA)                                                               NR/AAA    1,604,279
Indiana       (3.70%)
 1,195,000    Columbus School Building Corporation, 5.50% due 1/15/01 (Insured: MBIA)     Aaa/AAA    1,236,060
 1,255,000    Columbus School Building Corporation, 5.50% due 1/15/02 (Insured: MBIA)     Aaa/AAA    1,302,878
   895,000    Gary Indiana Judgement Funding General Obligation, 6.60% due 6/15/99          NR/NR      921,036
   570,000    Gary Indiana Judgement Funding General Obligation, 6.60% due 12/15/99         NR/NR      590,571
 2,305,000    Hammond Multi-School Building Corp First Mortgage Refunding Bonds Series 1997,
              6.00% due 7/15/08 (Lake County)                                                NR/A    2,420,803
 2,000,000    Indiana Bond Bank Series B, 7.25% due 2/1/01 (Special Loan Program)             A/A    2,069,500
 1,120,000    Indiana Bond Bank Special Program Series 1992-B, 5.60% due 8/1/99              NR/A    1,148,930
 1,000,000    Indiana Bond Bank State Revolving Fund Guaranty Revenue Series 1993-A,
              5.30% due 2/1/99                                                               NR/A    1,015,440
 2,640,000    Indiana Bond Bank State Revolving Fund Guaranty Revenue Series 1993-A,
              5.50% due 2/1/00                                                               NR/A    2,706,898
 3,000,000    Indiana Health Facilities Hospital Revenue, 8.30% due 8/15/20, pre-refunded 8/15/00 @102
              (Hancock Memorial Project)                                                   NR/AAA    3,384,990
 1,500,000    Indiana Health Facilities Revenue, 5.55% due 7/1/01
              (Marion General Hospital Project; Insured: MBIA)                            Aaa/AAA    1,556,550
   500,000    Indianapolis Economic Development Revenue, 8.625% due 12/1/07, put 12/1/97
              (Suncrest Project; FNMA Collateralized)                                      NR/AAA      509,695
 6,200,000    Indianapolis Ind Local Public Improvement Bond Bank Trans Rev Series 1996,
              6.00% due 1/10/01                                                             NR/NR    6,259,768
 1,220,000    Indianapolis Ind Local Public Improvement Bond Bank Trans Rev, 0% due 7/1/05 Aa/AA-      817,876
 1,240,000    Indianapolis Ind Local Public Improvement Bond Bank Trans Rev, 0% due 7/1/06 Aa/AA-      787,301
 2,200,000    Indianapolis Resource Recovery Revenue, 6.75% due 12/1/04
              (Ogden Martin System, Inc. project; Insured: AMBAC)                         Aaa/AAA    2,472,316
 1,645,000    Logansport Multi-Purpose School Building Corporation First Mortgage
              Refunding Series 1992, 5.50% due 7/1/01                                        NR/A    1,702,213
   535,000    New Albany Floyd County School Building Corp., 6.20% 7/01/03,
              Escowed to Maturity                                                         NR/AAA*      579,164
 1,820,000    Westfield Ind Elem School Building Corp. First Mtg Series 1997, 6.80% due 7/15/07
              (Insured: AMBAC)                                                            Aaa/AAA    2,073,035
Iowa          (1.51%)
   500,000    Davenport Hospital Revenue Series A, 6.90% due 7/1/99 (St. Luke's
              Hospital Project; Insured: AMBAC)                                           Aaa/AAA      525,085
 1,225,000    Des Moines Hospital Revenue Refunding Series 1996-A, 6.25% due 11/15/04
              (Des Moines General Hospital Project; LOC: Norwest)                          Aa2/NR    1,314,499
 1,500,000    Iowa Certificate of Participation, 6.10% due 7/1/01 (Insured: AMBAC)        Aaa/AAA    1,584,765
 2,000,000    Iowa Student Loan Liquidity Corporation Student Loan Revenue 1991
              Series C, 6.80% due 12/1/02                                                 Aaa/AAA    2,143,320
   750,000    Iowa Student Loan Liquidity Corporation Student Loan Revenue
              Series A, 6.35% due 3/1/01                                                   Aa1/NR      785,287
 2,600,000    Marion Commercial Development Revenue Refunding Series 1991-A, 7.25% due 1/1/14,
              put 7/1/02 (Collins Road Project; Insured: Trygg-Hansa)                       NR/A+    2,760,368
 4,445,000    Muscatine Electric Revenue Refunding Series 1992, 5.40% due 1/1/00
              (Insured: AMBAC)                                                            Aaa/AAA    4,561,948
Kansas        (0.94%)
 1,000,000    Kansas City Industrial Revenue Series 12/1/84, 7.20% due 12/1/04
              (Ash Grove Cement Project)                                                   Aa2/NR    1,037,740
 2,000,000    Lenexa Industrial Revenue Series 8/1/83, 9.50% due 8/1/98
              (J.C. Nichols Co. Project)                                                    NR/NR    2,098,620
 1,000,000    Sedwick County Unified School District No. 265, 8.20% due 10/1/03
              (Insured: FSA)                                                              Aaa/AAA    1,192,150
 3,995,000    Topeka Multifamily Housing Revenue Refunding Series 1991-A, 7.25%
              due 4/1/21, put 4/1/02 (Fleming Court Project; Insured: Trygg-Hansa)          NR/A+    4,215,524
Kentucky      (0.90%)
 4,500,000    Jefferson County Insured Hospital Revenue Series 1992, 8.885% (inverse floater)
              due 10/1/02 (Alliant Health Systems project; Insured: MBIA)                 Aaa/AAA    5,045,625
 1,000,000    Kentucky State Turnpike Authority Res Rec Rev, 0% due 7/1/06 (Insured: FGIC)Aaa/AAA      640,520
 2,350,000    Paintsville First Mortgage Revenue Series 1991, 8.50% due 9/1/03
              (Paul B. Hall Medical Center Project;
              Guaranteed: Health Management Associates)                                     NR/NR    2,503,737
Louisiana     (4.83%)
 2,020,000    East Baton Rouge Parish Public Improv. Sales Tax Series 1993-A, 8.00%
              due 2/1/00 (Insured: FGIC)                                                  Aaa/AAA    2,197,881
 2,165,000    East Baton Rouge Parish Public Improv. Sales Tax Series 1993-A, 8.00%
              due 2/1/01 (Insured: FGIC)                                                  Aaa/AAA    2,416,270
 1,100,000    Louisiana Public Facilities Authority Hospital Revenue & Refunding, 1.65%
              (inverse floater) due 7/1/97 (St. Francis Medical Center
              Project; Insured: FSA)                                                      Aaa/AAA    1,100,000
 1,000,000    Louisiana Public Facilities Authority Hospital Revenue & Refunding, 2.15%
              (inverse floater) due 7/1/98 (St. Francis Medical Center
              Project; Insured: FSA)                                                      Aaa/AAA      986,380
 1,200,000    Louisiana Public Facilities Authority Hospital Revenue & Refunding, 2.45%
              (inverse floater) due 7/1/99 (St. Francis Medical Center
              Project; Insured: FSA)                                                      Aaa/AAA    1,163,772
 1,100,000    Louisiana Public Facilities Authority Hospital Revenue & Refunding, 2.70%
              (inverse floater) due 7/1/00 (St. Francis Medical Center
              Project; Insured: FSA)                                                      Aaa/AAA    1,042,998
 1,300,000    Louisiana Public Facilities Authority Hospital Revenue & Refunding, 2.90%
              (inverse floater) due 7/1/01 (St. Francis Medical Center
              Project; Insured: FSA)                                                      Aaa/AAA    1,208,376
 3,000,000    Louisiana PFA MFHR Series 1991, 6.00% due 7/1/07, put 7/1/97
              (Riverview Villas Project; Guaranteed: Connecticut General Life)              NR/AA    3,000,000
 3,000,000    Louisiana PFA Student Loan Revenue Series A-1, 5.90% due 3/1/99              Aaa/NR    3,061,290
 4,250,000    Louisiana PFA Student Loan Revenue Series A-1, 6.10% due 3/1/00              Aaa/NR    4,371,550
 5,000,000    Louisiana PFA Health and Ed Cap Fac Revenue Series 1985 B-1, 5.00% due 12/1/15,
              put 6/1/02 (Insured: AMBAC)                                                 Aaa/AAA    5,038,800
 1,065,000    Louisiana PFA MFHR, 5.95% due 3/15/19 (Oakleigh Apts. Project;
              LOC: AXA Guaranty)                                                            NR/AA    1,098,611
 2,125,000    Louisiana Unlimited Tax General Obligation Series A, 6.00%
              due 8/1/01 (Insured: FGIC)                                                  Aaa/AAA    2,249,971
 2,450,000    Louisiana Recovery District Sales Tax Refunding Series 1992, 5.70% due 7/1/98  A/A-    2,494,737
 5,000,000    Louisiana Recovery District Sales Tax Refunding Series 1992,
              5.50% due 7/1/98 (Insured: MBIA)                                            Aaa/AAA    5,080,900
   500,000    Louisiana State University Agricultural & Mechanical College Board,
              7.70% due 4/15/02, Escrowed to Maturity                                     NR/AAA*      566,845
 5,815,000    Orleans Levee District Public Improvement Trust Receipts Series 1995-A, 5.95%
              due 11/1/01 (Insured: FSA)                                                   Aaa/NR    6,164,540
   460,000    Ouachita Parish Hospital Revenue District # 1 Series 1991, 7.25% due 7/1/01   NR/A-      505,512
Maine         (0.40%)
 3,000,000    Maine Finance Authority MFHR Series 1988, 5.25% due 9/1/18, put 9/3/99
              (Back Bay Tower Project; LOC: Sakura Bank)                                    A3/NR    3,086,130
   500,000    Regional Waste Systems Incorporated Series A-C, 7.30% due 7/1/98              NR/AA      515,960
Maryland      (0.48%)
 2,000,000    Howard County Maryland Multifamily Housing Revenue, 7.00% due 7/1/24,
              put 7/1/04, (Chase Glen Prject; Guaranty: Avalon Prop.)                       NR/NR    2,177,260
 1,000,000    Maryland Health and Higher Education Facility Authority, 4,75% due 7/1/21, put 3/1/01,
              (Stella Maris Project; LOC: First Natl Bank)                                   NR/A    1,001,940
 1,105,000    Washington Suburban Sanitary District Series 1994, 8.75% due 6/1/99         Aa1/AA     1,197,897
Massachusetts  (5.98%)
 1,000,000    Boston General Obligation Series A, 7.25% due 7/1/99                           A/A+    1,050,350
 1,600,000    Boston General Obligation Series A, 7.60% due 2/1/04, pre-refunded 2/1/99   Aaa+/A+    1,713,936
 3,155,000    Boston Revenue City Hospital, 7.65% due 2/15/10, pre-refunded 8/15/00 @102   AAA/NR    3,488,578
 1,000,000    Boston FHA Insured City Hospital Revenue Series A, 7.15% due 2/15/01,
              pre-refunded 8/15/00 (Boston City Hospital Project)                          Aaa/NR    1,099,330
    80,000    Haverhill General Obligation Municipal Purpose Loan Series 1991,
              7.50% due 10/15/11                                                          Baa/BBB       88,532
   725,000    Holyoke General Obligation, 9.85%, due 11/1/08, refunded 11/1/97 @ 102       Aaa/NR      753,369
   495,000    Holyoke General Obligation Electric Revenue Series 1991-A, 8.00% due 6/1/01  Baa/NR      527,526
   400,000    Holyoke General Obligation Sewer Revenue Series B, 8.00% due 6/1/01          Baa/NR      422,368
 1,670,000    Holyoke General Obligation School Project Loan Act of 1948, 7.35% due 8/1/02 Baa/NR    1,836,699
 1,060,000    Lynn General Obligation, 7.00% due 1/15/04                                  Baa1/NR    1,140,316
   650,000    Massachusetts Educational Loan Revenue Series 1985-C, 7.875% due 6/1/03
              (LOC: Rabobank Nederland)                                                    NR/AAA      672,159
 2,000,000    Massachusetts General Obligation Consolidated Loan of 1991 Series B,
              0% due 6/1/01                                                                 A1/A+    1,666,420
 2,000,000    Massachusetts General Obligation Consolidated Series 1987-A, 5.75% due 3/1/99 A1/A+    2,042,300
 3,000,000    Massachusetts Hynes Convention Center Authority Refunding Series 1992,
              0% due 9/1/00                                                                 A1/A+    2,592,480
 2,500,000    Massachusetts Hynes Convention Center Authority Refunding Series 1992,
              0% due 9/1/02                                                                 A1/A+    1,950,450
   690,000    Massachusetts State Health & Education Facilities Authority Series B, 6.50% due 7/1/97
              (Charlton Hospital Project)                                                     A/A      690,041
 1,465,000    Massachusetts State Health & Education Facilities Authority Series B, 6.70% due 7/1/98
              (Charlton Hospital Project)                                                     A/A    1,500,306
 1,245,000    Massachusetts State Health & Education Facilities Authority Series B, 6.875% due 7/1/99
              (Charlton Hospital Project)                                                     A/A    1,291,849
 2,635,000    Massachusetts State Health & Education Facilities Authority Series B, 5.50% due 5/15/11, put
              5/15/01 (Community Health Capital Fund Project;
              LOC: First National Bank of Boston)                                           NR/NR    2,688,148
 2,500,000    Massachusetts IFA Recovery Refunding Revenue Series 1993-A, 5.45% due 7/1/01
              (Insured: FSA)                                                              Aaa/AAA    2,584,250
 1,900,000    Massachusetts IFA Stetson Place Development Trust Series A, 5.125% due 6/1/08,
              put 6/1/98 (LOC: State Street Bank & Trust)                                  Aa2/NR    1,908,892
 5,000,000    Massachusetts IFA First Mortgage Revenue Series 1996-B, 5.00% due 5/1/26, put 5/1/02
              (Orchard Cove Project; LOC: Fleet National Bank)                               NR/A    5,068,200
 2,080,000    New Bedford Industrial Revenue, 7.42% due 7/1/02 (Aerovox Corporation Project) NR/A-   2,117,149
 2,000,000    New England Educational Loan Marketing Corporation Student Loan Revenue
              Series 1993-E, 5.00% due 7/1/99                                               A1/A-    2,018,180
 1,000,000    New England Educational Loan Marketing Corporation Student Loan Revenue
              Series 1992-F, 6.50% due 9/1/02                                               Aa/NR    1,074,560
 3,000,000    New England Educational Loan Marketing Corporation Student Loan Revenue
              Series 1993-B, 5.40% due 6/1/00                                               A1/A-    3,063,030
   425,000    South Essex Sewer District General Obligation, 9.00% due 12/1/97            Baa1/NR      433,967
   425,000    South Essex Sewer District General Obligation, 9.00% due 12/1/98            Baa1/NR      453,152
   295,000    South Essex Sewer District General Obligation, 9.00% due 12/1/99            Baa1/NR      326,521
   550,000    Springfield General Obligation, 7.75% due 5/1/99                             Baa/NR      579,002
   250,000    Springfield General Obligation, 7.75% due 5/1/00                             Baa/NR      269,060
   300,000    Springfield General Obligation, 7.75% due 5/1/01                             Baa/NR      328,533
   300,000    Springfield General Obligation, 7.80% due 5/1/02                             Baa/NR      328,410
 1,500,000    Taunton Mass General Obligation, 8.00% due 2/1/06 (Insured: MBIA)           Aaa/AAA    1,819,110
 2,000,000    University of Massachusetts Bldg. Authority Ref. Revenue Series 1991-A,
              6.80% due 5/1/99                                                              A1/A+    2,091,900
 1,000,000    University of Massachusetts Bldg. Authority Ref. Revenue Series 1991-A,
              7.15% due 5/1/03                                                              A1/A+    1,125,980
 1,250,000    Worcester Municipal Purpose Loan of 1991 General Obligation,
              6.80% due 5/15/01 (Insured: MBIA)                                           Aaa/AAA    1,354,800
Michigan      (2.14%)
 1,215,000    Dearborn Sewage  Disposal System, 6.90% due 4/1/01 (Insured: MBIA)          Aaa/AAA    1,318,919
 1,300,000    Detroit General Obligation Series 1990-A, 8.50% due 4/1/00                  Ba1/BBB    1,419,522
 3,000,000    Detroit Economic Development Corp. Refunding, 7.00% due 6/1/12, put 6/1/02
              (F.H. Associates Project; Surety: ITT Lyndon Property Insurance)             NR/NR     3,143,130
 1,325,000    Michigan State Hospital Finance Authority Revenue Series 1991-A,
              8.30% due 9/1/02                                                           Ba/BBB-     1,393,754
 6,070,000    Michigan State Housing Development Authority Rental Housing Rev. Series 1992-A,
              5.40% due 4/1/98 (Detroit Edison Project)                                     NR/A+    6,132,885
 1,460,000    Wayne County Wastewater Control System Limited Tax General Obligation
              Refunding, 7.875% due 5/1/02                                               Baa/BBB-    1,623,900
 2,000,000    Wayne County Building Authority Limited Tax General Obligation Sinking Fund
              Series 1992-A, 7.80% due 3/1/05, pre-refunded 3/1/02 @ 102                 Baa/AAA*    2,305,100
 1,940,000    West Ottowa Public Schools General Obligation Unlimited Tax, 6.30% due 5/1/03
              (Insured: FGIC)                                                             Aaa/AAA    2,096,674
Minnesota     (2.10%)
 4,775,000    Burnsville MFHR Series 1991, 7.20% due 5/1/11, put 5/1/02
              (The Atrium Project; Insured: Trygg-Hansa)                                    NR/A+    4,926,559
   975,000    Coon Rapids Industrial Development Ref. Rev., 6.75% due 12/1/01
              (LOC: Norwest Bank)                                                          Aa3/AA      991,965
 2,000,000    Hennepin County G.O. Solid Waste Revenue Refunding Series 1992,
              4.65% due 10/1/97                                                           Aaa/AAA    2,004,140
 1,500,000    Metropolitan Council Minneapolis - St. Paul Area Sports Facilities Revenue,
              5.30% due 10/1/00 (Hubert H. Humphrey Metrodome Project)                        A/A    1,535,280
 3,245,000    Minneapolis-Saint Paul Housing & Redevelopment Authority Series 1993,
              5.00% due 12/1/04, put 12/1/98 (Corporate Partner Project;
              LOC: Continental Insurance)                                                   NR/A+    3,266,060
 2,500,000    Minneapolis-Saint Paul Housing & Redevelopment Authority Single Family Mortgage Revenue
              Series 96-B, 5.125% due 6/1/32, put 6/1/00 (GNMA/FNMA)                       Aaa/NR    2,503,375
   540,000    Minneapolis MFHR Refunding Series 1991, 6.75% due 10/1/01
              (Churchill Apartments Project; FHA Insurance Mortgage)                       NR/AAA      570,456
 1,250,000    Minneapolis School District Certificate of Participation, 5.30% due 2/1/00   Baa1/A    1,265,550
 1,410,000    Minneapolis-Saint Paul Single Family Housing Revenue Series A,
              8.25% due 11/1/07                                                            NR/AAA    1,454,725
   480,000    Saint Cloud Industrial Development Revenue Refunding Series 1992, 6.25%
              due 4/1/98 (Alton Realty Co. & Pan-O-Gold Baking Co. Project;
              LOC: Norwest Bank of Minnesota)                                              NR/AA-      483,965
Mississippi   (0.60%)
 2,000,000    Mississippi Higher Education Assistance Corporation Student Loan Revenue
              Series 1992-B, 6.00% due 1/1/00                                                NR/A    2,052,180
   500,000    Mississippi Hospital Equipment & Facilities Authority Revenue Series 1990-B, 4.25%
              due 7/1/12, put 7/1/97 (weekly demand note)
              (Mississippi Baptist Medical Center Project)                               VMIG1/NR      500,000
   900,000    Mississippi Hospital Equipment & Facilities Authority Revenue, 8.60%
              due 1/1/01 (Rush Medical Foundation Project)                                 Baa/NR      975,654
 1,890,000    Ridgeland Multifamily Housing Rev. Series 1985, 6.50% due 10/1/07, put 10/1/97
              (Sunchase Apartments Project)                                                NR/AAA    1,902,965
Missouri      (1.72%)
 1,555,000    Jackson County Public Building Corporation Leasehold Revenue Series 1996, 6.00% due
              12/1/04 (Capital Improvements Project; Insured: MBIA)                       Aaa/AAA    1,680,333
 4,000,000    Missouri Higher Education Loan Authority Student Loan Revenue Refunding,
              5.50% due 2/15/00                                                             Aa/NR    4,075,640
 3,000,000    Missouri Economic Development Export & Infrastructure Board Industrial
              Revenue Series 1993, 5.375% due 5/1/03, mandatory put 5/1/00
              (Mark Twain Tower Project; Lincoln National Insurance Guaranty)                NR/A    3,046,860
   760,000    Missouri State Housing Development Authority Revenue, 6.30% due 7/15/99      Aa/AA+      772,099
 1,055,000    Missouri Health & Education Facilities Authority Revenue, 0% due 1/1/02
              (Missouri Baptist Medical Center Project) Escrowed to Maturity              Aaa*/A-      849,497
   255,000    Missouri State Environmental Improvement & Energy Resources Authority Water
              Pollution Control Revenue Series 1991-A, 6.50% due 12/1/02
              (State Revolving Revenue Project)                                             A1/NR      278,761
   325,000    Missouri State Environmental Improvement & Energy Resources Authority Water
              Pollution Control Revenue Series 1991-A, 6.60% due 12/1/03
              (State Revolving Revenue Project)                                             AA/NR      356,853
   670,000    St. Louis County Industrial Development Authority Housing Revenue
              Series 1992-A, 6.00% due 6/1/98                                                A/NR      680,251
 3,860,000    St. Louis IDA Refunding Revenue Series 1993-B, 5.10% due 12/1/08,
              put 12/1/00 (Westport Residence Project;
              Guaranteed: Lincoln National Corporation)                                      NR/A    3,874,243
Montana       (0.13%)
   690,000    Billings Tax Increment Urban Renewal Series 1987-A,
              8.65% due 3/1/99, refunded 3/1/98                                            Aaa/NR      711,914
   430,000    Montana Higher Education Student Loan Revenue Series 1992-A, 6.70% due 12/1/01 A/NR      459,696
Nebraska      (0.79%)
 2,950,000    Nebraska Industrial Finance Authority Tax Exempt Multifamily Housing Revenue Refunding
              Series 1995-A, 5.50% due 12/1/25, put 12/1/05 (Willow Park Apartments Project;
              FNMA Collateral)                                                             NR/AAA    3,009,590
 2,500,000    Nebraska Public Power District Series 1993, 5.10% due 1/1/00                  A1/A+    2,545,800
 1,500,000    Nebraska Investment Finance Authority Hospital Equipment Revenue, 6.85% due 3/1/02
              (Insured: MBIA)                                                             Aaa/AAA    1,638,555
Nevada        (0.45%)
   780,000    Las Vegas Valley Water District, 6.60% due 8/1/98 (Insured: AMBAC)          Aaa/AAA      801,099
 1,085,000    Washoe County Airport Authority Revenue Refunding, 5.30% due 7/1/00
              (Insured: MBIA)                                                             Aaa/AAA    1,110,660
 1,325,000    Washoe County Airport Authority Revenue Refunding, 5.45% due 7/1/01
              (Insured: MBIA)                                                             Aaa/AAA    1,368,685
   750,000    Washoe County Airport Authority Revenue Refunding, 5.60% due 7/1/02
              (Insured: MBIA)                                                             Aaa/AAA      781,815
New Hampshire (0.89%)
 5,000,000    New Hampshire Health and Education Authority Revenue Bonds Series B,
              5.05% due 3/1/23, put 3/1/03
              (Riverwoods at Exeter Project; LOC: Banque Paribas)                           A2/NR    4,987,450
   920,000    New Hampshire Industrial Development Authority Revenue Series 1995,
              7.70% due 7/1/00 (Electra/ PJ-Allied Project)                                 A2/NR      921,785
 2,030,000    New Hampshire Industrial Development Authority Revenue, 6.40% due 12/1/09,
              put 12/1/99
              (Central Vermont Public Service Project; LOC: Toronto Dominion Bank)          NR/AA    2,119,767
New Jersey    (0.60%)
   595,000    Hudson County Certificates of Participation, 6.20% due 6/1/03
              (Corrections Facility Project: Insured: MBIA)                               Aaa/AAA      640,625
 2,400,000    New Jersey Economic Development Authority Series 1991, 6.875% due 10/1/14,
              optional put 10/1/98
              (Fairway Corporation II Project; Guaranty: Provident Mutual Life)             A2/NR    2,404,464
 1,000,000    New Jersey Health Care Facilities Financing Authority Revenue, 7.00% due 7/1/03
              (Christ Hospital Project; Insured: Connie Lee)                               NR/AAA    1,113,010
 1,000,000    New Jersey Turnpike Authority Revenue Series A, 5.70% due 1/1/01          Baa1/BBB+    1,036,520
   215,250    New Jersey Wastewater Treatment Trust - Wastewater Treatment Insured Loan
              Revenue Series 1987, Amortizing Coupon M-COATES, 9.00% due 9/1/97         Aaa*/AAA*      223,550
New Mexico    (1.24%)
 1,620,000    Farmington Pollution Control, 4.05% due 9/1/24, put 7/1/97,
              (daily demand notes) (LOC: Barclay's)                                         P1/A1    1,620,000
 5,390,000    Jicarilla Apache Tribe Tribal Revenue Refunding, 7.75% due 7/1/05              NR/A    5,505,993
   215,000    Las Cruces Gross Receipts Tax Revenue, 5.65% due 12/1/00                        A/A      223,368
   239,000    Santa Fe County Office and Training Facilities Series 1990,
              9.00% due 7/1/97 (ETM)                                                       NR/AAA      239,033
   261,000    Santa Fe County Office and Training Facilities Series 1990,
              9.00% due 7/1/98 (ETM)                                                       NR/AAA      274,071
   273,000    Santa Fe County Office and Training Facilities Series 1990,
              9.00% due 1/1/99 (ETM                                                        NR/AAA      292,140
   285,000    Santa Fe County Office and Training Facilities Series 1990,
              9.00% due 7/1/99 (ETM)                                                       NR/AAA      311,132
   298,000    Santa Fe County Office and Training Facilities Series 1990,
              9.00% due 1/1/00 (ETM)                                                       NR/AAA      330,825
   326,000    Santa Fe County Office and Training Facilities Series 1990,
              9.00% due 1/1/01 (ETM)                                                       NR/AAA      374,189
   745,000    Santa Fe Solid Waste Management Agency Facility Revenue, 5.75% due 6/1/04      NR/A      768,520
   510,000    Santa Fe Solid Waste Management Agency Facility Revenue, 5.90% due 6/1/05      NR/A      529,559
   775,000    Santa Fe Solid Waste Management Agency Facility Revenue, 6.00% due 6/1/06      NR/A      809,208
New York      (4.79%)
 1,785,000    Islip Resource Recovery Agency Series 85-D, 5.95% due 7/1/03
              (Insured: AMBAC)                                                            Aaa/AAA    1,908,219
   500,000    Metropolitan Transit Authority Service Contract Commuter Fac Rev,
              7.00% due 7/1/02                                                           Baa1/BBB      538,060
 3,000,000    Metropolitan Transit Authority Series M, 5.10% due 7/1/98                  Baa/BBB+    3,033,600
 2,695,000    New York City General Obligation Series E, 6.30% due 8/1/01               Baa1/BBB+    2,843,252
 1,000,000    New York City General Obligation Series E, 7.00% due 8/1/04                 Aaa/AAA    1,130,780
 1,150,000    New York City General Obligation Series E, 7.20% due 2/1/00               Baa1/BBB+    1,232,777
    90,000    New York City General Obligation Series E, 7.20% due 2/1/00               Baa1/BBB+       95,443
   800,000    New York City General Obligation Series D, 6.30% due 2/1/01
              (Escrowed to Maturity)                                                     Aaa/BBB+      850,696
 1,960,000    New York City General Obligation Series D, 6.30% due 2/1/01               Baa1/BBB+    2,055,707
 1,000,000    New York City Municipal Water Finance Authority Water & Sewer System Revenue,
              7.15% due 6/15/98                                                              A/A-    1,029,760
 3,000,000    New York Dorm Authority Revenue State University Educational Facilities, 5.25%
              due 7/1/02 (Insured: AMBAC)                                                 Aaa/AAA    3,097,080
 1,000,000    New York Dorm Authority Revenue State University Educational Facilities Series A,
              7.00% due 5/15/04                                                         Baa1/BBB+    1,089,870
 7,310,000    New York State Dormitory Authority Series 1994-B, 6.00% due 7/1/24, put 12/5/99
              (Miriam Osborn Memorial Home Project; LOC: Banque Paribas)                     A1/A    7,593,920
 1,525,000    New York State Dorm Authority, 6.00% due 2/1/04,
              (Millard Fillmore Hospital Project; Insured: AMBAC)                         Aaa/AAA    1,626,336
 1,320,000    New York State Health Facilities Revenue Refunding Series 1990-A,
              7.90% due 11/1/99                                                          Baa/BBB+    1,390,660
 1,500,000    New York State Local Government Assistance Corporation Revenue
              Series D, 6.50% due 4/1/02                                                      A/A    1,621,620
 1,500,000    New York State Medical Care Facilities  Finance Agency 1991 Series A,
              7.25%  due  2/15/01                                                       Baa1/BBB+    1,622,535
 2,500,000    New  York  State  Urban Development  Corporation,   7.60%  due  4/1/03,
              pre-refunded  4/1/01                                                        AAA/BBB    2,825,500
 3,425,000    New York State Urban  Development  Corporation  Series 7,
              6.00% due 1/1/06                                                           Baa1/BBB    3,613,786
 2,500,000    Syracuse  Industrial  Development Authority Pilot Revenue
              Refunding Series 1995, 5.125% due 10/15/02 (LOC: ABN AMRO Bank)               NR/AA    2,514,175
 1,000,000    Triborough Bridge and Tunnel Authority, 6.50% due 1/1/04 (Insured: MBIA)    Aaa/AAA    1,082,960
   570,000    Westchester County I.D.A. Civic Facility Revenue, 6.25% due 4/1/05
              (Julia Dykman Project)                                                       NR/BBB      583,879
North Carolina(0.52%)
 2,145,000    Carteret County Certificate of Participation Series 1992, 6.50% due 2/1/00
              (Elementary School Project)                                               Baa1/BBB+    2,211,023
   525,000    North Carolina Housing Finance Authority Single Family Housing Revenue, 6.80%
              due 7/1/08 (Insured: FHA/VA)                                                Aa1/AA+      528,953
 1,865,000    North Carolina Municipal Power Agency No. 1 Catawba Electrical Revenue, 6.00% due 1/1/05
              (Insured: MBIA)                                                             Aaa/AAA    2,003,663
North Dakota  (0.36%)
   910,000    Grand Forks Health Care System Revenue Bonds Series 1997, 6.25% due 8/15/05
              (Altru Health System Project; Insured: MBIA)                                Aaa/AAA      986,394
 1,000,000    North Dakota Building Authority Refunding Revenue Series 1993-A, 5.15% due 6/1/00
              (Insured: AMBAC)                                                            Aaa/AAA    1,019,750
 1,250,000    North Dakota Student Loan Revenue, 5.45% due 7/1/02 (Insured: AMBAC)        Aaa/AAA    1,278,513
Ohio          (3.26%)
 1,000,000    Barberton Hospital Facilities Series 1992, 6.65% due 1/1/02                    A/NR    1,086,750
 2,370,000    Belmont County IDRB Series 1991, 6.50% due 1/1/00
              (May Department Stores Co. Project)                                            NR/A    2,474,351
 4,000,000    Butler County Hospital Revenue Bonds, 5.15% due 11/1/17
              (Middletown Regional Hospital Project; LOC: Star Bank)                        A1/NR    4,002,640
   400,000    Cambridge Hospital Revenue Refunding Series 1991, 7.25% due 12/1/97          NR/BBB      405,100
 1,500,000    Cincinnati School District Revenue Anticipation Notes, 5.75% due 6/15/98      NR/A-    1,524,660
 1,000,000    Cincinnati School District Revenue Anticipation Notes, 6.15% due 6/15/02      NR/A-    1,070,740
 1,250,000    Cincinnati School District Revenue Anticipation Notes, 6.05% due 6/15/00      NR/A-    1,309,075
 1,200,000    Clermont County Hospital Facilities Revenue Refunding Series 1993-B, 4.70% due 9/1/99
              (Mercy Health System Project; Insured: MBIA)                                Aaa/AAA    1,212,996
 2,000,000    Cleveland Certificate of Participation, 7.10% due 7/1/02
              (Motor Vehicle & Community Equipment Project)                               Baa/BBB    2,096,500
 2,220,000    Cuyahoga County Housing Revenue Series 1993, 7.00% due 4/1/00
              (North Coast Community Homes Project)                                         NR/NR    2,273,680
 1,000,000    Erie County Hospital Improvement Refunding Revenue Series 1992, 6.25%
              due 1/1/01 (Firelands Community Hospital Project)                              A/A-    1,043,300
 2,000,000    Franklin County General Obligation, 6.375% due 12/1/17,
              pre-refunded 12/1/01 @102                                                   Aaa/AAA    2,184,920
 1,100,000    Hamilton County Hospital Facilities Refunding Revenue Series 1992,
              6.25% due 1/1/01 (Episcopal Retirement Homes, Inc. Project;
              LOC: Fifth/Third Bank)                                                       Aa2/NR    1,157,739
3,095,000     Ohio Water Development Authority Safe Water Refunding Series 1992,
              0% due 12/1/00 (Insured: MBIA)                                              Aaa/AAA    2,659,007
 1,060,000    Switzerland Local School District of Monroe County Revenue Anticipation Notes
              Series 1995, 6.25% due 6/15/00                                                NR/NR    1,081,370
 2,765,000    Warren County Hospital Facilities Improvement and Refunding Revenue,
              6.80% due 7/1/01 (Otterbein Home Project; LOC: Fifth/Third Bank)             Aa2/NR    2,959,435
   910,000    Washington County Hospital Facilities Revenue, 6.875% due 9/1/02
              (Marietta Area Health Project)                                              Baa1/NR      958,612
Oklahoma      (0.85%)
 1,190,000    Broken Arrow Utility System & Sales Tax Revenue Refunding Series 1992-A, 6.00%
              due 5/1/01 (Insured: FGIC)                                                  Aaa/AAA    1,257,318
   190,000    Comanche County SFMR Refunding 1990 Series, 7.60% due 12/1/98                 A1/NR      195,808
   200,000    Comanche County SFMR Refunding 1990 Series, 7.65% due 6/1/99                  A1/NR      207,350
 1,060,000    Oklahoma City Municipal Improvement Authority Water & Sewer Revenue Series
              Refunding A, 0% due 7/1/00 (Insured: AMBAC)                                 Aaa/AAA      927,140
 1,090,000    Pushmatahah County Town of Antlers Hospital Authority Revenue Refunding
              Series 1991, 8.75% due 6/1/03                                                 NR/NR    1,191,185
 1,155,000    Tulsa Industrial Development Hospital Revenue, 5.60% due 2/15/03
              (St. John's Medical Center Project)                                           Aa/AA    1,190,250
 1,940,000    Tulsa Public Facilities Authority Solid Waste Steam & Electric Revenue Refunding Series 1994,
              4.90% due 11/1/99 (Ogden Martin Systems of Tulsa Inc. Project;
              Insured: AMBAC)                                                             Aaa/AAA    1,955,617
   750,000    Tulsa Public Facilities Authority Solid Waste Steam & Electric Revenue Refunding Series 1994,
              5.45% due 11/1/04 (Ogden Martin Systems of Tulsa Inc. Project;
              Insured: AMBAC)                                                             Aaa/AAA      765,383
Oregon        (0.69%)
 2,500,000    Clackamas County Hospital Facilities Revenue, 6.10% due 10/1/01              A1/AA-    2,640,675
 1,325,000    Emerald Peoples Utility District Revenue, 7.20% due 11/1/03
              (Insured: FGIC)                                                             Aaa/AAA    1,511,600
 2,000,000    Oregon State Department of Transportation Regional Light Rail Extension,
              5.20% due 6/1/98 (Westside Light Rail Project; Insured: MBIA)               Aaa/AAA    2,024,180
   110,000    Springfield General Obligation, 6.70% due 10/1/00                               A/A      110,719
Pennsylvania  (5.03%)
 1,900,000    Allentown Area Hospital Authority Revenue Series 1991, 7.75% due 7/1/98
              (Sacred Heart Hospital Project)                                              NR/BBB    1,953,352
 1,250,000    Armstrong County Hospital Authority Series 1992-A, 5.25% due 11/1/12,
put 11/1/97 (LOC: Pittsburgh National Bank)                                                 A1/NR    1,254,700
 1,000,000    Chester County Utility, 7.00% due 12/15/11 pre-refunded 8/1/01              Aa/AAA*    1,095,830
   550,000    Clairton School District General Obligation, 0% due 11/1/99                    NR/A      495,918
   500,000    Clairton School District General Obligation, 0% due 11/1/02                    NR/A      386,575
 3,060,000    Delaware County Health Facilities Authority Revenue Series 1993-B, 5.375%
              due 11/15/99 (Mercy Health Corporation of S.E. Pennsylvania Project)         NR/BBB    3,083,837
 6,310,000    Deleware County Industrial Development Authority Revenue Series A,
              6.10% due 1/1/04                                                             Baa1/A    6,612,880
 1,140,000    Deleware County Industrial Development Authority Revenue Series A,
              6.10% due 1/1/06                                                             Baa1/A    1,197,000
 2,030,000    Erie School District General Obligation, 0% due 6/1/00,
              Escrowed to Maturity                                                         Aaa*/A    1,776,575
 1,000,000    Erie School District General Obligation, 0% due 12/1/00,
              Escrowed to Maturity                                                         Aaa*/A      855,400
 3,365,000    Harrisburg Authority Commonwealth Lease Revenue Series 1991,
              6.25% due 6/1/00 (Insured: FSA)                                             Aaa/AAA    3,538,365
 1,300,000    Harrisburg Authority Lease Revenue, 6.50% due 6/1/04,
              crossover refunded 6/1/01 (Insured: FSA)                                    Aaa/AAA    1,409,187
 1,455,000    McKeesport Area School District General Obligation Refunding Revenue Series 1991,
              0% due 10/1/00                                                                 NR/A    1,251,737
 1,680,000    McKeesport Area School District General Obligation Refunding Revenue Series 1991,
              0% due 10/1/02                                                                 NR/A    1,304,134
 1,000,000    Pennsylvania Infrastructure Authority Revenue Pennvest Subseries B,
              6.25% due 9/1/02                                                             NR/AA+    1,075,070
 2,000,000    Pennsylvania State Refunding & Projects General Obligation Series A,
              6.50% due 1/1/00                                                             A1/AA-    2,102,860
   715,000    Pennsylvania State Higher Education Facilities Authority Revenue,
              6.15% due 4/1/04                                                             Baa/NR      735,978
 1,770,000    Philadelphia Gas Works Revenue 14th Series, 5.60% due 7/1/99               Baa1/BBB    1,801,117
 2,920,000    Philadelphia Parking Authority Airpot Parking Revenue Series 1997,
              5.50% due 9/1/04                                                            Aaa/AAA    3,053,356
 2,600,000    Philadelphia Water & Wastewater Revenue Series 1993, 4.875% due 6/15/01
              (Insured: FSA)                                                              Aaa/AAA    2,641,522
 2,245,000    Philadelphia Hospital & Higher Education Facilities Authority Hospital Revenue
              Series 1991, 7.00% due 7/1/01 (Graduate Health System Project)            Baa1/BBB+    2,354,668
 3,000,000    Southeastern Pennsylvania Transportation Authority Series 1994, 6.00% due 6/1/99
              (LOC: Canadian Imperial Bank of Commerce)                                   Aa3/AA-    3,099,030
 2,825,000    State Public School District Building Authority, Reading School District Capital Appreciation
              Series B, 0% due 7/15/00 (Insured: MBIA)                                    Aaa/AAA    2,465,152
Puerto Rico   (0.14%)
   250,000    Puerto Rico Public Improvement General Obligation, 6.60% due 7/1/04          Baa/A-      278,307
 1,000,000    Puerto Rico Electric Power Revenue Refunding Series 1992-Q, 5.70% due 7/1/00Baa1/A-    1,034,660
Rhode Island  (0.42%)
 2,000,000    Rhode Island Depositor's Economic Protection Corp. Series 1992-A, 6.10% due 8/1/02
              (Insured: FSA)                                                              Aaa/AAA    2,140,180
   680,000    Rhode Island Health & Educational Building Corporation Health Facilities
              Revenue, 8.00% due 7/1/00 (Steere House Issue Project)                        NR/NR      715,231
   964,000    Rhode Island Industrial Facilities Corporation Series 1991, 5.875% due 6/1/02
              (Paramount Cards, Inc. Project; LOC: Bank of Scotland)                        A1/NR      989,189
South Carolina    (0.55%)
   500,000    Florence County Public Facilities Corporation, 7.30% due 3/1/03, pre-refunded 3/1/00
              (Law Enforcement Project; Insured: AMBAC)                                   Aaa/AAA      542,265
 2,000,000    Piedmont Municipal Power Agency Series 1992, 5.20% due 1/1/98
              (Electric Revenue Project)                                                    A/BBB    2,014,780
   860,000    Piedmont Municipal Power Agency Electric Revenue, 6.25% due 1/1/04
              (Insured: FGIC)                                                             Aaa/AAA      924,577
   500,000    South Carolina State Housing Authority Multifamily Revenue,
              7.375% due 12/1/07                                                            NR/NR      456,250
   915,000    York County School District No. 4, 7.00% due 3/1/03 (Insured: FGIC)         Aaa/AAA    1,025,358
South Dakota  (0.32%)
 1,400,000    South Dakota Health & Education Facilities Authority Revenue Series 1992,
              5.40% due 9/1/01 (Rapid City Regional Hospital Project; Insured: MBIA)      Aaa/AAA    1,445,178
 1,250,000    South Dakota Lease Revenue Series 93-B, 8.00% due 9/1/03 (Insured: FSA)     Aaa/AAA    1,462,013
Tennessee     (1.22%)
 1,000,000    Southeast Tax Exempt Mortgage Bond Trust Series 1990, 7.25% due 4/1/17       NR/AAA    1,110,650
 5,000,000    Chattanooga-Hamilton County Hospital Revenue, 10.28% due 5/25/21, refunded
              5/1/01 @ 102 (Erlanger Medical Center Project; Insured: FSA)                Aaa/AAA    6,025,000
 1,565,000    Clarksville Natural Gas Corporation Series 1994-A, 7.00% due 5/1/02
              (Guaranty: Louis Dreyfus Natural Gas)                                       NR/BBB-    1,615,330
 1,130,000    Clarksville Natural Gas Corporation Series 1994-A, 7.00% due 11/1/02
              (Guaranty: Louis Dreyfus Natural Gas)                                       NR/BBB-    1,166,815
 1,095,000    Copperhill Industrial Development Board, 7.80% due 12/1/00
              (City Services Company Project)                                           Baa3/BBB     1,104,286
Texas         (6.28%)
 1,285,000    Bexar County Health Facilities Development Corporate Hospital Revenue
              Series 1991, 7.40% due 5/1/00                                             Baa1/BBB     1,362,074
 1,065,000    Cypress-Fairbanks Independent School District General Obligation,
              0% due 2/1/02 (Insured: FGIC)                                              Aaa/AAA       856,409
 1,685,000    Dallas Waterworks & Sewer System Revenue, 7.10% due 4/1/99                   Aa/AA     1,726,080
   315,000  Dallas  Waterworks  & Sewer System  Revenue,  7.10% due 4/1/99                 Aa/AA       322,355
 2,015,000 Ector County Hospital  Revenue,  7.125% due 4/15/02                          Baa1/BBB     2,149,662
 2,260,000 Harris County Health  Facilities  Development  Corporation
 Series 1985-B, 7.375% due 12/1/25,
              (Greater Houston Pooled Health Care Project; Guaranteed: Prudential)         Aa/NR     2,277,402
 4,000,000    Harris County Flood Control District L.T.G.O. Series 1991-A, 0% due 10/1/01 Aa/AA+     3,281,520
   955,000    Harris County Health Facilities Dev. Corp. Hospital Revenue, 6.70% due 6/1/00
              (Memorial Hospital Systems Project)                                           A/A-     1,016,941
 1,070,000    Houston Housing Finance Corp. SFMRB Series A, 5.35% due 6/1/02(Insured:FSA Aaa/AAA     1,088,864
 2,850,000    Humble Independent School District of Harris County Series 1992,
              0% due 2/15/00 (PSF Guaranty)                                              Aaa/AAA     2,528,634
 1,295,000    Irving Flood Control District Section 3 Refunding Capital Appreciation,
              0% due 9/1/01                                                               Baa/NR     1,055,723
 1,195,000    Jefferson County Health Facilities Development Corporation Hospital Revenue
              Series 1989, 8.125% due 10/1/99 (Baptist Health Care System Project)       Baa/BBB     1,233,240
 2,630,000    Lancaster Independent School District Unlimited Tax Refunding, 0% due 2/15/99
              (PSF Guaranty)                                                             Aaa/AAA     2,450,029
 2,300,000    Lancaster Independent School District Unlimited Tax Refunding, 0% due 2/15/98
              (PSF Guaranty)                                                             Aaa/AAA     2,245,007
 2,230,000    Lower Colorado River Authority Jr. Lien Refunding Revenue Series 1992, 0%
              due 1/1/01 (Insured: AMBAC)                                                Aaa/AAA     1,894,452
   585,000    North Texas Health Facilities Development Corporation Revenue Series 1988,
              8.25% due 9/1/98 (Wichita Falls United Diagnostic Center Project)            A*/A*       601,918
 1,000,000    North Texas Higher Education Student Loan Revenue, 6.50% due 4/1/99
              (Insured: AMBAC)                                                           Aaa/AAA     1,031,210
   250,000    Northgate Crossing Utility District Road System & Drainage System Unlimited
              Tax Sinking Fund Series 1986, 9.25% due 12/1/98                              NR/NR       251,893
 1,040,000    Palo Duro River Authority General Obligation, 7.60% due 8/1/06
              pre-refunded 8/1/98                                                        Aaa/AAA     1,081,038
 1,115,000    Palo Duro River Authority General Obligation, 7.60% due 8/1/07
              pre-refunded 8/1/98                                                        Aaa/AAA     1,158,998
 1,295,000    Palo Duro River Authority General Obligation, 7.60% due 8/1/09
              pre-refunded 8/1/98                                                        Aaa/AAA     1,346,101
 1,395,000    Palo Duro River Authority General Obligation, 7.60% due 8/1/10
              pre-refunded 8/1/98                                                        Aaa/AAA     1,450,047
 1,500,000    Palo Duro River Authority General Obligation, 7.60% due 8/1/11
              pre-refunded 8/1/98                                                        Aaa/AAA     1,559,190
 1,615,000    Palo Duro River Authority General Obligation, 7.60% due 8/1/12
              pre-refunded 8/1/98                                                        Aaa/AAA     1,678,728
 2,135,000    Palo Duro River Authority General Obligation, 7.60% due 8/1/13
              pre-refunded 8/1/98                                                        Aaa/AAA     2,219,247
 1,000,000    Palo Duro River Authority Unlimited Tax Refunding Series 1992, 5.10% due 8/1/97
              (Capital Guaranty Insurance)                                                NR/AAA     1,001,040
 4,600,000    Plano Capital Appreciation Refunding General Obligation, 0% due 3/1/01      A1/AA-     3,877,662
 1,355,000    San Antonio Bexar County General Obligation Improvement Forward Refunding
              Series 1998, 5.00% due 8/1/99                                                Aa/AA     1,363,360
 1,415,000    San Antonio Bexar County General Obligation Improvement Forward Refunding
              Series 1998, 5.50% due 8/1/01                                                Aa/AA     1,450,333
   885,000    Tarrant County HFC Multifamily Housing Revenue, 5.00% due 9/1/06
              (Bedford Springs Project; Guaranteed:
              Provident Mutual Life Insurance Corporation)                                NR/AA-       885,186
 5,880,000    Texas Public Finance Authority Series B, 5.25% due 2/1/98 (Insured: AMBAC) Aaa/AAA     5,928,863
 1,400,000    Texas Water Resource Finance Authority Revenue, 7.00% due 8/15/99
              (Insured: AMBAC)                                                           Aaa/AAA     1,469,790
   970,000    Texas Water Resource Finance Authority Revenue, 7.40% due 8/15/00              A/A     1,025,930
   855,000    Texas Water Resources Authority Revenue, 7.50% due 8/15/01                    A/A-       906,009
 1,100,000    Trinity HFC Multifamily Housing Revenue Series 1982, 10.00% due 6/1/98
              (Timberline Apartment Project)                                               NR/NR     1,100,000
Utah          (2.80%)
 6,685,000    Intermountain Power Agency Power Supply Rev, 5.50% due 7/1/00(Insured:MBIA Aaa/AAA    6,889,762
 5,055,000    Intermountain Power Agency Power Supply Rev Series B, 5.50% due 7/1/01
              (Insured: MBIA)                                                            Aaa/AAA    5,240,165
 8,000,000    Intermountain Power Agency Power Supply Revenue, 0%
              pre-refunded 7/1/00 @ 101                                                  Aaa/AAA    6,995,200
 2,045,000    Ogden Neighborhood Development Agency Tax Increment Revenue Series AS, 0% due 12/30/05
              (LOC: Sumitomo Bank)                                                         A1/NR     1,262,031
 2,220,000    Utah Student Loan Revenue Series 1992-G, 5.20% due 11/1/98 (Insured: AMBAC Aaa/AAA     2,244,975
   600,000 Utah  Municipal  Finance Co-op Local  Government  Revenue,  7.10% due 6/1/00    NR/AA       632,076
 2,000,000    Weber County Housing Authority MFHR Series 1991, 6.50% due 11/1/18, put 11/1/01
              (Cherry Creek Apartment Project; LOC: First Security Bank of Utah,
              Insured: FGIC)                                                             Aaa/AAA     2,139,580
Virginia      (1.17%)
 3,000,000    Hampton Redevelopment Housing Authority Series 1994, 7.00% due 7/1/24,
              put 7/1/04 (Chase Hampton Apartments Project)                                NR/NR     3,222,600
 1,755,000    Henrico County IDA Public Facility Lease Revenue, 6.50% due 8/1/00
              (Henrico County Jail Project)                                                Aa/AA     1,864,881
 3,000,000    Suffolk Redevelopment Housing Authority Series 1994, 7.00% due 7/1/24,
              put 7/1/04 (Chase Heritage at Dulles Project)                                NR/NR     3,240,540
 1,960,000    Virginia Housing Development Authority Series C-8, 5.70% due 7/1/03        Aa1/AA+     2,016,683
   255,000    Virginia Housing Development Authority Series D-4, 5.00% due 7/1/00        Aa1/AA+       258,830
Washington    (3.17%)
 1,010,000    Chelan County Public Utility District #1 Consolidated System Revenue Series 1992,
              5.55% due 7/1/99                                                              A1/A     1,031,644
 1,125,000    Chelan County Public Utility District #1 Consolidated System Revenue Series 1992,
              5.75% due 7/1/00                                                              A1/A     1,162,688
 1,295,000    Chelan County Public Utility District #1 Consolidated System Revenue Series 1992-E,
              5.50% due 7/1/97                                                              A1/A     1,295,052
 1,370,000    Chelan County Public Utility District #1 Consolidated System Revenue Series 1992-E,
              0% due 7/1/98                                                                 A1/A     1,315,885
 1,195,000    Grant County Public Utility District #2 Priest Rapids Hudroelectric, 6.00% due 1/1/03
              (Insured: AMBAC)                                                           Aaa/AAA     1,255,981
   950,000    Grant County Public Utility District #2 Priest Rapids Hydroelectric, 6.00% due  1/1/06
              (Insured: AMBAC)                                                           Aaa/AAA     1,005,318
   725,000    Spokane County School District # 363 Unlimited Tax G.O. Ref. Series 1992,
              5.40% due 12/1/00                                                             A/NR       747,294
 1,000,000    Sumner Limited Tax General Obligation Anticipation Notes, 4.70% due 8/1/98   NR/NR     1,000,020
   550,000    Washington State Certificates of Participation State Equipment Series A,
              6.40% due 4/1/00                                                             A1/A+       572,677
   500,000    Washington State Certificates of Participation State Equipment Series A,
              6.50% due 10/1/01                                                             A2/A       516,270
 2,510,000    Washington Health Care Facilities Authority Pooled Equipment
              Series 1992-B, 7.20% due 6/1/02 (Kadlec Medical Center Project)            Baa1/NR     2,632,488
 1,645,000    Washington Health Care Facilities Authority Pooled Equipment
              Series 1992-A, 7.35% due 6/1/02 (Dominican Health Project)                  Baa/NR     1,701,226
 1,040,000    Washington Public Power Supply System Series G Project #1 Rev.,
              7.15%due 7/1/01                                                              Aa/AA     1,115,722
 2,000,000    Washington Public Power Supply System Project #1 Ref. Rev., 6.50% due 7/1/02 Aa/AA     2,141,380
 3,500,000    Washington Public Power Supply System Project #1 Ref. Rev., 5.30% due 7/1/02 Aa/AA     3,576,230
   500,000    Washington Public Power Supply System Series C Project #2 Rev., 7.20%
              due 7/1/99                                                                   Aa/AA       525,915
   250,000    Washington Public Power Supply System Project #2 Ref. Rev., 7.50% due 7/1/02 Aa/AA       274,995
 2,000,000    Washington Public Power Supply System Project #2 Ref. Rev., 7.50% due 7/1/03 Aa/AA     2,199,960
 1,700,000    Washington Public Power Supply System Series  B Refunding, 7.15% due 7/1/01  Aa/AA     1,823,777
 1,000,000    Washington Public Power Supply System Series  B, 7.25% due 7/1/00            Aa/AA     1,073,770
 1,655,000    Washington Public Power Supply System Series  96-A, 6.00% due 7/1/06
              (Insured: MBIA)                                                            Aaa/AAA     1,776,278
West Virginia(1.40%)
 2,110,000    Cabell County Board of Education Public School Refunding Bonds,
              6.00% due 5/1/01                                                             NR/A+     2,214,909
   816,855    Marion County SFMR Series 1992, 7.75% due 7/10/11                           Baa/NR       868,456
   115,000    Randolph County Building Commission Hospital Revenue, 6.80%  due 11/1/97  Baa1/BBB       115,614
 2,000,000    West Virginia Statewide Commission Lottery Revenue, 5.50% due 7/1/05
              (Insured: MBIA)                                                            Aaa/AAA     2,090,780
 5,000,000    West Virginia Parkway Economic Development Tourism Authority Series 1993, 4.55%
              (inverse floater) due 5/15/01 (Insured: FGIC)                              Aaa/AAA     4,914,950
 2,500,000    West Virginia Parkway Economic Development Tourism Authority Series 1993, 4.65%
              (inverse floater) due 5/15/02 (Insured: FGIC)                              Aaa/AAA     2,462,475
 Wisconsin    (1.15%)
   705,000    Cady Small Business Pollution Control Revenue Refunding Series 1992, 6.20%
              due 4/1/00 (Summit Cheese Project; Guaranteed: SBA)                        Aaa/AAA       717,211
 1,500,000    Wisconsin Health & Education Facilities Authority Series 1992, 5.50%
              due 8/15/01 (Wheaton Franciscan Services Inc. Project; Insured: MBIA)      Aaa/AAA     1,554,105
 3,000,000    Wisconsin Health & Education Facilities Authority, 5.00% due 8/15/98
              (Sorrowful Mother Project)                                                  NR/AA-     3,036,690
   800,000    Wisconsin Health & Education Facilities Authority Wheaton Franciscan, 5.90% due 8/15/05
              (Insured: MBIA)                                                            Aaa/AAA       853,040
 1,045,000    Wisconsin Health & Education Facilities Authority Series 1993, 5.00% due 2/15/99
              (Lacrosse Project; Insured: FSA)                                           Aaa/AAA     1,056,641
 3,045,000    Wisconsin Health & Education Facilities Authority Revenue, 5.75% due 11/15/01
              (Insured: FSA)                                                             Aaa/AAA    3,189,546
Wyoming       (0.27%)
 1,423,860    Evanston Industrial Development Revenue Series 1983, 9.90% due 4/1/04
              (Wybanco Project; LOC: Texas Commerce Bank)                                A2*/A+*     1,446,385
 1,000,000    Wyoming Student Loan Corporation Revenue, 6.25% due 12/1/99                  NR/AA     1,036,860


              TOTAL  INVESTMENTS (100%)                                                           $906,189,300



              *Indicates rating on other debt issued by the same issuer, rather than on the security held by the Fund. These securities are deemed by the Adviser to be comparable with those of issuers having debt ratings in the 4 highest grades by Moody's or S & P. +Credit ratings are unaudited. See notes to financial statements.




i n d e p e n d e n t   a u d i t o r ' s  r e p o r t

To the Board of Trustees and Shareholders
Thornburg Limited Term Municipal Fund, Inc. National Portfolio
Santa Fe, New Mexico



We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Thornburg Limited Term Municipal Fund, Inc. - National Portfolio as of June 30, 1997, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 1997 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Thornburg Limited Term Municipal Fund, Inc. - National Portfolio as of June 30, 1997, the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with generally accepted accounting principles.





New York, New York
July 25, 1997